JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way
Lansing, Michigan 48951

July 15, 2013

Dear Contract owner:

Enclosed is a notice of a Special Meeting of Shareholders/Members of each of the following Funds:

•	JNL/M&G Global Leaders Fund (the “M&G Fund”), and
•	JNL/Mellon Capital DowSM Dividend Fund (the “Dow Dividend Fund” and, together with the M&G Fund, the “Acquired Funds”).

The M&G Fund is a series of JNL Series Trust (the “Trust”), and the Dow Dividend Fund is a portfolio of JNL Variable Fund LLC (the “Fund LLC”).  The Special Meeting of Shareholders/Members of the Acquired Funds is scheduled to be held at the offices of the Trust and the Fund LLC, 1 Corporate Way, Lansing, Michigan 48951, on August 27, 2013 at 9:00 a.m., Eastern time (the “Meeting”).  At the Meeting, the shareholders and members of the Acquired Funds will be asked to approve the proposals described below.

The Trust’s Board of Trustees and the Fund LLC’s Board of Managers (collectively, the “Board”) called the Meeting to request shareholder/member approval of the reorganization of each Acquired Fund into a corresponding series of the Trust (the “Acquiring Funds”) (each a “Reorganization” and together the “Reorganizations”) as set forth below:

•	the M&G Fund into the JNL/Franklin Templeton Global Growth Fund, a series of the Trust, and
•	the Dow Dividend Fund into the JNL/S&P Dividend Income & Growth Fund, a series of the Trust.

The Board has approved these proposals.

Each of the Acquired Funds and the Acquiring Funds is managed by Jackson National Asset Management, LLC (“JNAM”) and sub-advised by one or more investment sub-advisers.  In each case, if the Reorganization is approved and implemented, each person that invests indirectly in an Acquired Fund will automatically become an investor indirectly in the corresponding Acquiring Fund.

An owner of an annuity contract or certificate and/or life insurance policy that participates in the Acquired Funds through the investment divisions of separate accounts established by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”), is entitled to instruct the applicable Insurance Company how to vote the Acquired Fund shares related to the ownership interest in those accounts as of the close of business on July 12, 2013.  The attached Notice of Special Meeting of Shareholders/Members and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting.

You are cordially invited to attend the Meeting.  Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, signing, and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions.  Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet.  Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

Mark D. Nerud
President and Chief Executive Officer
JNL Series Trust

JNL SERIES TRUST
JNL/M&G Global Leaders Fund

JNL VARIABLE FUND LLC
JNL/Mellon Capital DowSM Dividend Fund

1 Corporate Way
Lansing, Michigan 48951
________________________

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS/MEMBERS
TO BE HELD ON AUGUST 27, 2013
________________________

To the Shareholders and Members:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders/Members of each of the following Funds will be held on August 27, 2013, at 9:00 a.m., Eastern time, at the offices of the JNL Series Trust (the “Trust”) and the JNL Variable Fund LLC (the “Fund LLC”), located at 1 Corporate Way, Lansing, Michigan 48951 (the “Meeting”):

•	JNL/M&G Global Leaders Fund (the “M&G Fund”), a series of the Trust, and
•	JNL/Mellon Capital DowSM Dividend Fund (the “Dow Dividend Fund” and, together with the M&G Fund, the “Acquired Funds”), a portfolio of the Fund LLC.

The Meeting will be held to act on the following proposals:

1.
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the M&G Fund into the JNL/Franklin Templeton Global Growth Fund, also a series of the Trust.

2.
To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees and the Fund LLC’s Board of Managers (collectively, the “Board”), which provides for the reorganization of the Dow Dividend Fund into the JNL/S&P Dividend Income & Growth Fund, a series of the Trust.

3.	To transact other business that may properly come before the Meeting or any adjournments thereof.

Please note that owners of variable life insurance policies or variable annuity contracts or certificates (the “Contract owners”) issued by Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York (each, an “Insurance Company”) who have invested in shares of the Acquired Funds through the investment divisions of a separate account or accounts of an Insurance Company (“Separate Account”) will be given the opportunity, to the extent required by law, to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card.  The record date for determining the number of shares outstanding, the shareholders and members entitled to vote and the Contract owners entitled to provide voting instructions at the Meeting and any adjournments thereof has been fixed as the close of business on July 12, 2013.  If you attend the Meeting, you may vote or give your voting instructions in person.

YOUR VOTE IS IMPORTANT

PLEASE RETURN YOUR PROXY CARD OR VOTING INSTRUCTION CARD PROMPTLY

Regardless of whether you plan to attend the Meeting, you should vote or give voting instructions by promptly completing, dating, signing, and returning the enclosed proxy or voting instruction card for the Acquired Fund in which you directly or indirectly own shares in the enclosed postage-paid envelope.  You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions.  If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time.  The Board recommends that you vote or provide voting instructions to vote FOR the proposals.

By order of the Board,

Mark D. Nerud
President & Chief Executive Officer

July 15, 2013
Lansing, Michigan

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JACKSON NATIONAL LIFE INSURANCE COMPANY
JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INFORMATION STATEMENT
REGARDING A SPECIAL MEETING OF SHAREHOLDERS/MEMBERS OF

JNL/M&G GLOBAL LEADERS FUND
A SERIES OF JNL SERIES TRUST

AND

JNL/MELLON CAPITAL DOWSM DIVIDEND FUND
A PORTFOLIO OF JNL VARIABLE FUND LLC

TO BE HELD ON AUGUST 27, 2013

DATED:  July 15, 2013

GENERAL

This Information Statement is being furnished by Jackson National Life Insurance Company (“Jackson National”), or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and, together, the “Insurance Companies”), each of which is a stock life insurance company, to owners of their variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract owners”) who, as of July 12, 2013 (the “Record Date”), had Contract value allocated to the investment divisions of their separate accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Funds:

•	JNL/M&G Global Leaders Fund (the “M&G Fund”), a series of JNL Series Trust (the “Trust”), and
•	JNL/Mellon Capital DowSM Dividend Fund (the “Dow Dividend Fund” and, together with the M&G Fund, the “Acquired Funds”), a portfolio of JNL Variable Fund LLC (the “Fund LLC”).

The Trust is a Massachusetts business trust registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Fund LLC is a Delaware limited liability company registered with the SEC as an open-end management investment company.

Each Insurance Company is required to offer Contract owners the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in the Acquired Funds (the “Shares”) held by its Separate Accounts, as to how it should vote on the reorganization proposals (the “Proposals”) to be considered at the Special Meeting of Shareholders/Members of the Acquired Funds referred to in the preceding Notice and at any adjournments (the “Meeting”).  The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganizations involving the Acquired Funds and corresponding series of the Trust that a Contract owner should know before completing the enclosed voting instruction card.

This Information Statement and the accompanying voting instruction card are being mailed to Contract owners on or about July 15, 2013.

HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contract owners are asked to promptly complete their voting instructions on the enclosed voting instruction card(s); and sign, date and mail the voting instruction card(s) in the accompanying postage-paid envelope.  Contract owners also may provide voting instructions by phone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

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If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote the Shares in favor of the Proposal(s).

The number of Shares held in the investment division of a Separate Account corresponding to an Acquired Fund for which a Contract owner may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value (minus any Contract indebtedness) allocable to that investment division by (ii) the net asset value of one Share of the corresponding Acquired Fund.  At any time prior to an Insurance Company’s voting at the Meeting, a Contract owner may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and voting in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contract owners in accordance with those instructions.  Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed, dated and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares in favor of the applicable Proposal.  Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from a Contract owner, or that are attributable to amounts retained by an Insurance Company or its affiliate as surplus or seed money, will be voted by the applicable Insurance Company either for or against approval of the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contract owners (other than the Insurance Company) have provided voting instructions to the Insurance Company. As a result, a small number of Contract owners may determine the outcome of the vote.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified Proposals, to be acted on at the Meeting.  If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion.  Voting instruction cards may be solicited by employees of Jackson National or its affiliates as well as officers and agents of the Trust or the Fund LLC.  The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, telegraph, fax, personal interview, the Internet or other permissible means.

If the necessary quorum to transact business is not established or the vote required to approve or reject a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of voting instructions.  The persons named as proxies will vote in favor of such adjournment with respect to those Shares for which they received voting instructions in favor of a Proposal and will vote against any such adjournment those Shares for which they received voting instructions against a Proposal.

It is important that your Contract be represented.  Please promptly mark your voting instructions on the enclosed voting instruction card; then sign, date and mail the voting instruction card in the accompanying postage-paid envelope.  You may also provide your voting instructions by telephone at 1-866-298-8476 or by Internet at our website at www.proxy-direct.com.

ii

PROXY STATEMENT

for

JNL/M&G Global Leaders Fund, a series of JNL Series Trust
JNL/Mellon Capital DowSM Dividend Fund, a portfolio of JNL Variable Fund LLC

and

PROSPECTUS

for

JNL/Franklin Templeton Global Growth Fund, a series of JNL Series Trust
JNL/S&P Dividend Income & Growth Fund, a series of JNL Series Trust

Dated
July 15, 2013

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners of variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contract owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of July 12, 2013, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following:

•	JNL/M&G Global Leaders Fund (the “M&G Fund”), a series of JNL Series Trust (the “Trust”) , an open-end management investment company registered with the Securities and Exchange Commission (“SEC”), and
•
JNL/Mellon Capital DowSM Dividend Fund (the “Dow Dividend Fund” and, together with the M&G Fund, the “Acquired Funds”), a portfolio of JNL Variable Fund LLC (the “Fund LLC”), an open-end management investment company registered with the SEC.

This Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders/members that were invested in one or more of the Acquired Funds as of July 12, 2013.  Contract owners are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Proxy Statement/Prospectus in connection with the solicitation by the Board of Trustees of the Trust and the Board of Managers of the Fund LLC (collectively, the “Board”) of proxies to be used at the Special Meeting of Shareholders/Members of the Acquired Funds to be held at 1 Corporate Way, Lansing, Michigan 48951, on August 27, 2013, at 9:00 a.m., Eastern time, or any adjournment or adjournments thereof (the “Meeting”).

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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The proposals described in this Proxy Statement/Prospectus are as follows:

Proposal	Shareholders/Members Entitled to Vote on the Proposal
1.

To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees, which provides for the reorganization of the M&G Fund into the JNL/Franklin Templeton Global Growth Fund (the “Franklin Templeton Fund”), also a series of the Trust.

Shareholders of the M&G Fund
2.

To approve the Plan of Reorganization, adopted by the Trust’s Board of Trustees and the Fund LLC’s Board of Managers, which provides for the reorganization of the Dow Dividend Fund into the JNL/S&P Dividend Income & Growth Fund (the “S&P Dividend Fund”), a series of the Trust.

Members of the Dow Dividend Fund (hereinafter “shareholders”)

Each reorganization referred to in Proposals 1 and 2 above is referred to herein as a “Reorganization” and together as the “Reorganizations.”  Each of the Franklin Templeton Fund and the S&P Dividend Fund is referred to herein as an “Acquiring Fund” and together as the “Acquiring Funds.”

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the proposals that you should know before voting or providing voting instructions.  Additional information about the Trust has been filed with the SEC and is available upon oral or written request without charge.  This Proxy Statement/Prospectus is being provided to the Insurance Companies and mailed to Contract owners and other shareholders on or about July 15, 2013.  It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company in accordance with voting instructions received from its Contract owners and in accordance with voting procedures established by the Trust and the Fund LLC.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 29, 2013, as supplemented, with respect to the M&G Fund (File Nos. 033-87244 and 811-8894);

2.	The Prospectus and Statement of Additional Information of the Fund LLC, each dated April 29, 2013, as supplemented, with respect to the Dow Dividend Fund (File Nos. 333-68105 and 811-09121);

3.	The Annual Report to Shareholders of the Trust with respect to the M&G Fund for the fiscal year ended December 31, 2012 (File Nos. 033-87244 and 811-8894);

4.	The Annual Report to Shareholders of the Fund LLC with respect to the Dow Dividend Fund for the fiscal year ended December 31, 2012 (File Nos. 333-68105 and 811-09121); and

5.	The Statement of Additional Information dated July 15, 2013, relating to the Reorganizations (File No. 333-189288).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Shareholders and Contract owners can learn more about the each of the Acquired Funds in the Trust’s or the Fund LLC’s Annual Report listed above, which has been furnished to shareholders and Contract owners.  Shareholders and Contract owners may request another copy thereof, without charge, by calling 1-800-873-5654 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Series Trust Service Center, P.O. Box 30314, Lansing, Michigan 48909-7814 or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended.  Accordingly, it must file certain reports and other information with the SEC.  You can copy and review information about the Trust at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices:  New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA  02110; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, PA  19106; Atlanta Regional Office, 950 East Paces Ferry, N.E., Suite 900, Atlanta, GA  30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX  76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, UT  84101; San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090.  Reports and other information about the Trust are available on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

TABLE OF CONTENTS

SUMMARY	1
The Proposed Reorganizations	1
PROPOSAL 1: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE M&G FUND INTO THE FRANKLIN TEMPLETON FUND.	2
Comparative Fee and Expense Tables	3
Expense Examples	4
Portfolio Turnover	4
Comparison of Investment Adviser and Sub-Adviser	4
Comparison of Investment Objectives, Policies and Strategies	5
Comparison of Principal Risk Factors	6
Comparison of Fundamental Policies	7
Comparative Performance Information	8
Capitalization	10
PROPOSAL 2: APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DOW DIVIDEND FUND INTO THE S&P DIVIDEND FUND.	11
Comparative Fee and Expense Tables	12
Expense Examples	13
Portfolio Turnover	13
Comparison of Investment Adviser and Sub-Adviser	13
Comparison of Investment Objectives, Policies and Strategies	14
Comparison of Principal Risk Factors	15
Comparison of Fundamental Policies	15
Comparison of Form of Organization	17
Comparative Performance Information	19
Capitalization	22
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	22
Terms of the Plans of Reorganization	22
Description of the Securities to Be Issued	23
Board Considerations	23
Description of Risk Factors	25
Federal Income Tax Consequences of the Reorganizations	27
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS	28
Management of the Trust	28
The Trust	28
The Adviser	28
Management Fees	28
The Sub-Advisers	29
Additional Information	32
Classes of Shares	32
Distribution Arrangements	32
Investment in Trust Shares	33
“Market Timing” Policy	34
Share Redemption	34
Tax Status	35
FINANCIAL HIGHLIGHTS	35
VOTING INFORMATION	38
The Meeting	38
Quorum and Voting	38
Required Vote	39
Contract Owner Voting Instructions	39
Proxy and Voting Instruction Solicitations	40
Adjournments	40
Revocation of Voting Instructions	40

Outstanding Shares and Principal Shareholders	40
APPENDIX A	A-1
APPENDIX B	B-1
APPENDIX C	C-1

v

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganizations

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more of the Acquired Funds as of July 12, 2013 to approve the Plan of Reorganization, whereby each Acquired Fund will be reorganized into the corresponding Acquiring Fund.  (Each Acquired Fund and Acquiring Fund is sometimes referred to herein as a “Fund.”)

Each Acquired Fund’s shares are divided into two classes, designated Class A and Class B shares (“Acquired Fund Shares”).  Each Acquiring Fund’s shares also are divided into two classes, designated Class A and Class B shares (“Acquiring Fund Shares”).  The rights and preferences of each class of Acquiring Fund Shares are identical to the corresponding class of Acquired Fund Shares.

The Plan of Reorganization provides, with respect to each Reorganization, for:

•
the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;

•	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract owners) of those Acquiring Fund Shares; and

•	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), investment policies, strategies and principal risks of each Acquired Fund and its corresponding Acquiring Fund is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.  The Funds have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in “Additional Information about the Acquiring Funds” below.  Each Fund offers its shares to Separate Accounts and certain other eligible investors.  Shares of each Fund are offered and redeemed at their net asset value without any sales load.  You will not incur any sales loads or similar transaction charges as a result of a Reorganization.

Subject to shareholder approval, each Reorganization is expected to be effective as of the close of business on September 16, 2013, or on a later date the Trust decides upon (the “Closing Date”).  As a result of each Reorganization, each shareholder invested in shares of one or more of the Acquired Funds would become an owner of shares of the corresponding Acquiring Fund.  Each such shareholder would hold, immediately after the Closing Date, Class A or Class B shares of the applicable Acquiring Fund having an aggregate value equal to the aggregate value of the Class A or Class B Acquired Fund Shares, as applicable, that were held by the shareholder as of the Closing Date.  Similarly, each Contract owner whose Contract values are invested in shares of one or more of the Acquired Funds would become an indirect owner of shares of the corresponding Acquiring Fund. Each such Contract owner would indirectly hold, immediately after the Closing Date, Class A or Class B shares of the applicable Acquiring Fund having an aggregate value equal to the aggregate value of the Class A or Class B Acquired Fund Shares, as applicable, that were indirectly held by the Contract owner as of the Closing Date.  The consummation of any one Reorganization is not contingent on the consummation of any other Reorganization.  The Trust believes that there will be no adverse tax consequences to shareholders or Contract owners as a result of the Reorganizations.  Please see “Additional Information about the Reorganizations – Federal Income Tax Consequences of the Reorganizations” below for further information.

The Trust’s Board of Trustees and the Fund LLC’s Board of Managers (together, the “Board”) each unanimously approved the Plan of Reorganization with respect the Funds involved therein.  Accordingly, the Board is submitting the Plan of Reorganization for approval by each Acquired Fund’s shareholders.  In considering whether to approve a proposal (a “Proposal”), you should review the Proposal for the Acquired Fund(s) in which you were a direct or indirect holder on the Record Date (as defined under “Voting Information”).  In addition, you should review the information in this Proxy Statement/Prospectus that relates to all of the Proposals and the Plan of Reorganization generally.  The Board recommends that you vote “FOR” the Proposal to approve the Plan of Reorganization related to the Acquired Funds in which you have an ownership interest.

PROPOSAL 1:  APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE M&G FUND INTO THE FRANKLIN TEMPLETON FUND.

This Proposal 1 requests the approval of M&G Fund shareholders of the Plan of Reorganization pursuant to which the M&G Fund will be reorganized into the Franklin Templeton Fund.

In considering whether you should approve this Proposal, you should note that:

•
The Funds have substantially similar investment objectives.  Each Fund seeks long-term growth of capital, although the M&G Fund also seeks an income component.  The Funds also have comparable fundamental policies and restrictions, although there are differences of which you should be aware.  The Franklin Templeton Fund is a “diversified” fund for the purposes of the 1940 Act, while the M&G Fund is a “non-diversified” fund.  In addition, the Franklin Templeton Fund may borrow up to 33 1/3% of the value of its total assets for temporary or emergency purposes, while the M&G Fund may borrow up to 25% of the value of its total assets for the same purposes.  For a detailed comparison of the each Fund’s fundamental policies and restrictions, see “Comparison of Fundamental Policies” below.

•
The Funds have substantially similar investment policies.  Each Fund invests primarily in the equity securities of companies located anywhere in the world, including those located in emerging markets.  Each Fund relies on its respective sub-adviser to identify and evaluate companies that represent the best potential investments.  There are, however, differences in the Funds’ primary investment policies and strategies of which you should be aware, including the Franklin Templeton Fund’s flexibility to invest in debt securities and derivatives, and the M&G Fund’s approach as a “non-diversified” fund.  For a detailed comparison of the each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•
The Funds also have comparable risk profiles, although there are differences of which you should be aware.  Each Fund’s principal risks include foreign regulatory risk, foreign securities risk and managed portfolio risk.  The M&G Fund, however, also is subject to currency risk and non-diversification risk, while the Franklin Templeton Fund generally is not.  In addition, the principal risks of investing in the Franklin Templeton Fund also include credit risk, depositary receipts risk, focus risk, interest rate risk, investment style risk and market risk, which are not principal risks of investing in the M&G Fund.  For a detailed comparison of the each Fund’s risks, see “Comparison of Principal Risk Factors” below.

•
Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Franklin Templeton Fund after the Reorganization.  JNAM has received an exemptive order from the SEC that generally permits JNAM, the Trust’s Board of Trustees and the Fund LLC’s Board of Managers to appoint, dismiss and replace each Fund’s sub-adviser(s) and to amend the advisory agreements between JNAM and the sub-advisers without obtaining shareholder approval.  JNAM has appointed one sub-adviser to manage the assets of the M&G Fund – M&G Investment Management Limited.  JNAM has appointed one sub-adviser to manage the assets of the Franklin Templeton Fund – Templeton Global Advisors Limited.  It is anticipated that Templeton Global Advisors Limited will continue to advise the Franklin Templeton Fund after the Reorganization.  For a detailed description of the Adviser and the Franklin Templeton Fund’s sub

adviser, please see “Additional Information about the Acquiring Funds - The Adviser” and “- The Sub-Advisers” below.

•
The M&G Fund and Franklin Templeton Fund had net assets of approximately $48 million and $658 million, respectively, as of December 31, 2012.  Thus, if the Reorganization had been in effect on that date, the combined Fund would have had net assets of approximately $706 million.

•
Class A shareholders of the M&G Fund will receive Class A shares of the Franklin Templeton Fund, and Class B shareholders of the M&G Fund will receive Class B shares of the Franklin Templeton Fund, pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Funds” below for more information.

•
It is estimated that the annual operating expense ratios for the Franklin Templeton Fund’s Class A and Class B shares, following the Reorganization, will be lower than those of the M&G Fund’s Class A and Class B shares, respectively.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Funds” below.

•
The maximum management fee for the M&G Fund is equal to an annual rate of 0.85% of its average daily net assets, while the maximum management fee for the Franklin Templeton Fund is equal to an annual rate of 0.75% of its average daily net assets.  The administrative fee payable to JNAM as administrator for the M&G Fund is 0.15% of the average daily net assets.  The administrative fee payable to JNAM as administrator for the Franklin Templeton Fund is 0.15% of the average daily net assets.  For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Funds” below.

•
Following the Reorganization, the combined Fund will be managed in accordance with the investment objective, policies and strategies of the Franklin Templeton Fund.  It is not expected that the Franklin Templeton Fund will revise any of its investment policies following the Reorganization to reflect those of the M&G Fund.

•
The expenses of the Reorganization will be borne by JNAM, and no sales or other charges will be imposed on Contract owners in connection with the Reorganization.  Please see “Additional Information about the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Fund and the estimated pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred by each class of its shares for the fiscal year ended December 31, 2012.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2012.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)
M&G Fund	Franklin Templeton Fund	Pro Forma Franklin Templeton Fund (assuming the Reorganization is approved)
Not applicable.

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	M&G Fund		Franklin Templeton Fund		Pro Forma Franklin Templeton Fund (assuming the Reorganization is approved)
	Class A	Class B	Class A	Class B	Class A	Class B
Management/Administrative Fee	1.00%	1.00%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service Fees (12b-1 fees)	0.20%	0.00%	0.20%	0.00%	0.20%	0.00%
Other Expenses	0.00%	0.00%	0.01%	0.01%	0.00%	0.00%
Acquired Fund Fees and Expenses*	N/A	N/A	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.20%	1.00%	1.06%	0.86%	1.05%	0.85%
* Acquired fund fees and expenses are the indirect expenses of investing in other investment companies.

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

•	You invest $10,000 in a Fund;
•	Your investment has a 5% annual return;
•	The Fund’s operating expenses remain the same as they were as of 12/31/12; and
•	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
M&G Fund
Class A	$122	$381	$660	$1,455
Class B	$102	$318	$552	$1,225
Franklin Templeton Fund
Class A	$108	$337	$585	$1,294
Class B	$88	$274	$477	$1,061
Pro Forma Franklin Templeton Fund, as of 12/31/12 (assuming the Reorganization is approved)
Class A	$107	$334	$579	$1,283
Class B	$87	$271	$471	$1,049

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the fiscal year ended December 31, 2012, the portfolio turnover rates for the M&G Fund and Franklin Templeton Fund were 50% and 15%, respectively, of the average value of the respective Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser of the Franklin Templeton Fund with those of the M&G Fund.

Acquiring Fund	Acquired Fund
Franklin Templeton Fund	M&G Fund
Investment Adviser Jackson National Asset Management, LLC Sub-Adviser Templeton Global Advisors Limited	Investment Adviser Jackson National Asset Management, LLC Sub-Adviser M&G Investment Management Limited

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Franklin Templeton Fund with those of the M&G Fund.  The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risk, see Appendix B.

Acquiring Fund	Acquired Fund
Franklin Templeton Fund	M&G Fund
Investment Objective The investment objective of the Fund is long-term capital growth.

Investment Objective

The investment objective of the Fund is to maximize long-term total return (the combination of income and growth of capital).  The Fund invests in a wide range of global equities issued by companies that the sub-adviser considers to be, or have the potential to be, leading in their field in terms of improving shareholder value.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.   The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the sub-adviser applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the sub-adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The sub-adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Investment Strategies

The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.

The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.

Acquiring Fund	Acquired Fund
Franklin Templeton Fund	M&G Fund
Depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.	No corresponding strategy.

The Fund may use derivative strategies.  Debt securities represent the obligation of the issuer to repay the loan of money to it, and generally pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.

No corresponding strategy.
A “diversified” fund as such term is defined under the 1940 Act.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	Franklin Templeton Fund	M&G Fund
Credit risk	X
Currency risk		X
Depositary receipts risk	X
Focus risk	X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Interest rate risk	X
Investment style risk	X
Managed portfolio risk	X	X
Market risk	X

Risks	Franklin Templeton Fund	M&G Fund
Non-diversification risk		X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the Franklin Templeton Fund with those of the M&G Fund.

Acquiring Fund	Acquired Fund
Franklin Templeton Fund	M&G Fund
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	The Fund is “non-diversified”
(2) The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.

(4)  The Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests.  Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

No corresponding restriction.

(5)  The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

Same.

(6)  The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

Same.

Acquiring Fund	Acquired Fund
Franklin Templeton Fund	M&G Fund
(7) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.

(8)  The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

Same.

(9)  The Fund may not issue senior securities, except that it may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

The Fund may not issue senior securities, except that it may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  If borrowings exceed 25% of the value of the Fund’s total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation.  This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad measure of market performance.  Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

M&G Fund – Calendar Year Total Returns (Class A)

Best Quarter (ended 6/30/2009)	Worst Quarter (ended 9/30/11)
22.88%	-18.45%

M&G Fund – Calendar Year Total Returns (Class B)

Best Quarter (ended 6/30/2009)	Worst Quarter (ended 9/30/11)
22.88%	-18.39%

Franklin Templeton Fund – Calendar Year Total Returns (Class A)

Best Quarter (ended 6/30/2009)	Worst Quarter (ended 12/31/08)
19.70%	-21.36%

Franklin Templeton Fund – Calendar Year Total Returns (Class B)

Best Quarter (ended 6/30/2009)	Worst Quarter (ended 12/31/08)
19.89%	-21.22%

M&G Fund – Average Annual Total Returns as of December 31, 2012
	1 Year	Life of Fund (October 6, 2008)
M&G Fund – Class A	14.76%	6.74%
M&G Fund – Class B	14.92%	6.94%
MSCI All Country World Index	16.13%	8.35%

Franklin Templeton Fund – Average Annual Total Returns as of December 31, 2012
	1 Year	5 Year	Life of Fund (January 16, 2007)
Franklin Templeton Fund – Class A	22.06%	-0.95%	-0.69%
Franklin Templeton Fund – Class B	22.35%	0.75%	-0.49%
MSCI World Index	15.83%	-1.18%	0.38%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2013 and of the Franklin Templeton Fund on a pro forma combined basis as of June 30, 2013 after giving effect to the proposed Reorganization on that date.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
M&G Fund – Class A	55,659,562	13.12	4,242,323
Franklin Templeton Fund – Class A	737,469,623	9.85	74,863,699
Adjustments (a)	0		5,650,240
Pro forma Franklin Templeton Fund – Class A (assuming the Reorganization is approved)	793,129,185	9.85	80,513,939
M&G Fund – Class B	172,351	13.16	13,095
Franklin Templeton Fund – Class B	402,725	9.88	40,742
Adjustments (a)	0		17,436

Pro forma Franklin Templeton Fund – Class B (assuming the Reorganization is approved)	575,076	9.88	58,178
(a)  Cost of Reorganization, other than the related tax analysis and legal opinion, to be borne by Funds’ management.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the M&G Fund by the shareholders of the Franklin Templeton Fund.  If the Reorganization had taken place on June 30, 2013, the shareholders of the M&G Fund would have received 5,650,240 and 17,436 Class A and Class B shares, respectively, of the Franklin Templeton Fund.

After careful consideration, the Trust’s Board of Trustees unanimously approved the Plan of Reorganization with respect to the M&G Fund.  Accordingly, the Board has submitted the Plan of Reorganization for approval by the M&G Fund’s shareholders.  The Board recommends that you vote “FOR” Proposal 1.

*           *           *           *           *

PROPOSAL 2:  APPROVAL OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE DOW DIVIDEND FUND INTO THE S&P DIVIDEND FUND.

This Proposal 2 requests the approval of Dow Dividend Fund shareholders of the Plan of Reorganization pursuant to which the Dow Dividend Fund will be reorganized into the S&P Dividend Fund.

In considering whether you should approve this Proposal, you should note that:

•	The Funds have substantially similar investment objectives. Each Fund seeks capital appreciation with an income component.

•
The Funds have substantially similar investment policies.  Each Fund invests in the common stock of leading companies included in the index each targets.  In addition, both Funds generally use a buy-and-hold strategy and both are “non-diversified” funds.  There are, however, differences in the Funds’ primary investment policies and strategies of which you should be aware.  For example, the Dow Dividend Fund selects investments from among companies included in the Dow Jones Select Dividend Index while the S&P Dividend Fund selects investments from among companies included in the S&P 500 Index.  For a detailed comparison of the each Fund’s investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•
The Funds also have comparable risk profiles, although there are differences of which you should be aware.  Each Fund’s principal risks include limited management, trading cost and rebalance risk, market risk and non-diversification risk.  The Dow Dividend Fund, however, also is subject to foreign regulatory risk and license termination risk, while the S&P Dividend Fund generally is not.  In addition, the principal risks of investing in the S&P Dividend Fund also include managed portfolio risk and regulatory investment limits risk, which are not principal risks of investing in the Dow Dividend Fund.  For a detailed comparison of the each Fund’s risks, see “Comparison of Principal Risk Factors” below.

•
Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the S&P Dividend Fund after the Reorganization.  JNAM has received an exemptive order from the SEC that generally permits JNAM, the Trust’s Board of Trustees and the Fund LLC’s Board of Managers to appoint, dismiss and replace each Fund’s sub-adviser(s) and to amend the advisory agreements between JNAM and the sub-advisers without obtaining shareholder approval.  JNAM has appointed one sub-adviser to manage the assets of the Dow Dividend Fund – Mellon Capital Management Corporation (“Mellon Capital”).  JNAM has appointed two sub-advisers to manage the assets of the S&P Dividend Fund – Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) and Mellon Capital.  It is anticipated that SPIAS and Mellon Capital will continue to advise the S&P Dividend Fund after the Reorganization.  For a detailed description of the Adviser and the S&P Dividend Fund’s sub-advisers, please see “Additional Information about the Acquiring Funds - The Adviser” and “- The Sub-Advisers” below.

•
The Dow Dividend Fund and S&P Dividend Fund had net assets of approximately $387 million and $1.3 billion, respectively, as of December 31, 2012.  Thus, if the Reorganization had been in effect on that date, the combined Fund would have had net assets of approximately $1.7 billion.

•
Class A shareholders of the Dow Dividend Fund will receive Class A shares of the S&P Dividend Fund, and Class B shareholders of the Dow Dividend Fund will receive Class B shares of the S&P Dividend Fund, pursuant to the Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.  Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Funds” below for more information.

•
It is estimated that the annual operating expense ratios for the S&P Dividend Fund’s Class A and Class B shares, before and immediately following the Reorganization, are and will be substantially the same as those of the Dow Dividend Fund’s Class A and Class B shares, respectively.  For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables”  and “Additional Information about the Acquiring Funds” below.

•
The maximum management fee for the Dow Dividend Fund is equal to an annual rate of 0.34% of its average daily net assets, while the maximum management fee for the S&P Dividend Fund is equal to an annual rate of 0.40% of its average daily net assets.  As of December 31, 2012, the Dow Dividend Fund paid a management fee equal to an annual rate of 0.29% of its average daily net assets, while the S&P Dividend Fund paid a management fee equal to an annual rate of 0.37% of its average daily net assets.  The administrative fee payable to JNAM as administrator for the Dow Dividend Fund is 0.15% of the average daily net assets.  The administrative fee payable to JNAM as administrator for the S&P Dividend Fund is 0.10% of the average daily net assets.  For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Funds” below.

•
Following the Reorganization, the combined Fund will be managed in accordance with the investment objective, policies and strategies of the S&P Dividend Fund.  It is not expected that the S&P Dividend Fund will revise any of its investment policies following the Reorganization to reflect those of the Dow Dividend Fund.

•
The expenses of the Reorganization will be borne by JNAM and no sales or other charges will be imposed on Contract owners in connection with the Reorganization.  Please see “Additional Information about the Reorganizations” below for more information.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each class of shares of each Fund and the estimated pro forma fees and expenses of each class of shares of the Acquiring Fund after giving effect to the proposed Reorganization.  Fees and expenses for each Fund are based on those incurred by each class of its shares for the fiscal year ended December 31, 2012.  The pro forma fees and expenses of the Acquiring Fund Shares assume that the Reorganization had been in effect for the year ended December 31, 2012.  The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses.  See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)
Dow Dividend Fund	S&P Dividend Fund	Pro Forma S&P Dividend Fund (assuming the Reorganization is approved)
Not applicable.

Annual Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Dow Dividend Fund		S&P Dividend Fund		Pro Forma S&P Dividend Fund (assuming the Reorganization is approved)
	Class A	Class B	Class A	Class B	Class A	Class B
Management/Administrative Fee	0.44%	0.44%	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	0.20%	0.00%	0.20%	0.00%	0.20%	0.00%
Other Expenses	0.03%	0.03%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.67%	0.47%	0.67%	0.47%	0.67%	0.47%

Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.  This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included.  The example assumes that:

•	You invest $10,000 in a Fund;
•	Your investment has a 5% annual return;
•	The Fund’s operating expenses remain the same as they were as of 12/31/12; and
•	You redeem your investment at the end of each time period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Dow Dividend Fund
Class A	$68	$214	$373	$835
Class B	$48	$151	$263	$591
S&P Dividend Fund
Class A	$68	$214	$373	$835
Class B	$48	$151	$263	$591
Pro Forma S&P Dividend Fund, as of 12/31/12 (assuming the Reorganization is approved)
Class A	$68	$214	$373	$835
Class B	$48	$151	$263	$591

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance.  During the fiscal year ended December 31, 2012, the portfolio turnover rates for the Dow Dividend Fund and S&P Dividend Fund were 65% and 55%, respectively, of the average value of the respective Fund.

Comparison of Investment Adviser and Sub-Adviser

The following table compares the investment adviser and sub-adviser the S&P Dividend Fund with those of the Dow Dividend Fund.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund
Investment Adviser Jackson National Asset Management, LLC Sub-Adviser Standard & Poor’s Investment Advisory Services, LLC Mellon Capital Management Corporation	Investment Adviser Jackson National Asset Management, LLC Sub-Adviser Mellon Capital Management Corporation

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the S&P Dividend Fund with those of the Dow Dividend Fund.  The Board may change the investment objective of a Fund without a vote of the Fund’s shareholders.  For more detailed information about each Fund’s investment strategies and risk, see Appendix B.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund
Investment Objective The investment objective of the Fund is primarily capital appreciation with a secondary focus on current income.	Investment Objective The investment objective of the Fund is to provide the potential for an above-average total return.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500.  The 30 companies are chosen on each Stock Selection Date, as follows:

•  First, from the companies included in the S&P 500 Index, Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) selects stocks with an S&P Capital IQ Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better; and then

•  SPIAS selects from each of ten economic sectors in the S&P 500 the three companies with the highest Dividend Yield.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The sub-advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment.

The sub-adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund, and for dividend reinvestment. The sub-adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

The Fund is ‘‘non-diversified’’ under the 1940 Act and may invest more of its assets in fewer issuers than ‘‘diversified’’ mutual funds.

Comparison of Principal Risk Factors

An investment in a Fund is not guaranteed.  As with any mutual fund, the value of a Fund’s shares will change, and you could lose money by investing in a Fund.  The following table compares the principal risks of an investment in each Fund.  For an explanation of each such risk, see “Additional Information about the Reorganizations – Description of Risk Factors” below.

Risks	S&P Dividend Fund	Dow Dividend Fund
Foreign regulatory risk		X
License termination risk		X
Limited management, trading cost and rebalance risk	X	X
Managed portfolio risk	X
Market risk	X	X
Non-diversification risk	X	X
Regulatory investment limits risk	X

Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval.  The following table compares the fundamental policies of the S&P Dividend Fund with those of the Dow Dividend Fund.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund
(1) The Fund may not invest more than 25% of the value of its respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).	No corresponding restriction.
(2) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	The Fund may not purchase or sell real estate or interests therein.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund

(3) The Fund may not invest in oil, gas or other mineral leases, exploration or development programs, including limited partnership interests.  Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction.

No corresponding restriction.

(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

The Fund may invest in repurchase agreements and warrants and engage in futures and options transactions and securities lending.

(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities.	Same.

(7) The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.

No explicit restriction, although limited by law.

(8) The Fund may not issue senior securities, except that it may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts, or dollar rolls where segregated.

The Fund may not issue senior securities.

The Fund may not borrow money, except for temporary or emergency purposes, from banks.  The aggregate amount borrowed shall not exceed 25% of the value of the Fund’s assets.  In the case of any borrowing, the Fund may pledge, mortgage or hypothecate up to 15% of its assets.

Comparison of Form of Organization

The Trust, of which the S&P Dividend Fund is a part, is organized as a Massachusetts Business Trust, and the Fund LLC, of which the Dow Dividend Fund is a part, is formed as a Delaware limited liability company.  The following is a comparison of the governing documents of and the statutory laws applicable to, respectively, the Fund LLC and the Trust.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund

Organization and Capital Structure

The Trust is a Massachusetts business trust. A Massachusetts business trust is an unincorporated business association organized under the Massachusetts statute governing business trusts (the “Massachusetts Statute”). The Trust’s operations are governed by its Declaration of Trust and By-Laws, both as amended from time to time. The business and affairs of the Trust are managed under the supervision of its Board of Trustees.

The Declaration of Trust authorizes the Trust to issue an unlimited number of shares, which may be divided into separate series and classes of shares.

Organization and Capital Structure

The Fund LLC is a Delaware limited liability company.  A Delaware limited liability company is formed pursuant to the provisions of the Delaware Limited Liability Company Act (the “Delaware Act”).  The Fund’s operations are governed principally by the Operating Agreement and the Delaware Act, and certain of the Fund’s business and affairs are managed by its Board of Managers.

Meetings of Shareholders and Voting Rights

The Massachusetts Statute does not address meetings of shareholders or voting rights.

Neither the Declaration of Trust nor the Trust’s By-laws require the Trust to hold an annual shareholders’ meeting. Rather, shareholders’ meetings may be called by the Trustees.  Under the Declaration of Trust, shareholders are entitled to at least 7-days’ written notice.  Thirty percent (30%) of the shares entitled to vote on a matter constitutes a quorum for the transaction of business on that matter at a shareholders’ meeting, but any lesser number of shares is sufficient for an adjournment. A majority of the shares voted, at a meeting at which a quorum is present, decides any questions except that a plurality of shares is required to elect a Trustee and except further when a different vote is required or permitted by any provision of the 1940 Act, other applicable law, the Declaration of Trust or the By-laws. If voting is by a series or class of shares, these quorum and voting requirements apply to the action to be taken on those matters by the shareholders of such series or class.

Meetings of Shareholders and Voting Rights

The Delaware Act does not require the Fund to hold annual or special meetings of its shareholders.

Pursuant to the Operating Agreement, shareholders entitled to vote at a meeting shall receive not less than ten nor more than 90-days’ written or printed notice of a meeting.  At any meeting of shareholders the presence in person or by proxy of shareholders entitled to cast a majority of votes thereat shall constitute a quorum.  A simple majority of the votes cast at a meeting of the shareholders, duly called and at which a quorum is present, shall be sufficient to take or authorize any matter which may properly come before the shareholders at a meeting, unless more than a simple majority is required by law or the Operating Agreement.

Liability of Shareholders The Massachusetts Statute does not address whether shareholders of a Massachusetts business trust are afforded limited liability.	Liability of Shareholders The Delaware Act provides that (except as otherwise provided therein) the debts, obligations and liabilities of a limited liability company, whether arising in

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund

Under the Declaration of Trust, all persons extending credit to, contracting with or having any claim against the Trust can only look to the assets of the series of shares with respect to which such persons extended credit or contracted, or with respect to which such claim arose for payment under such credit, contract or claim; the shareholders of any series of shares are not personally liable. In the event any shareholder of any series of shares is charged or held to be personally liable solely by reason of having been a shareholder and not because of such shareholder’s acts or omissions or for some other reasons, the shareholder is entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but in each case only out of the assets of such series of shares.

contract, tort or otherwise, shall be solely the debts, obligations and liabilities of the limited liability company, and no member or manager of a limited liability company shall be obligated personally for any such debt, obligation or liability of the limited liability company solely by reason of being a member or acting as a manager of the limited liability company.

The Operating Agreement provides that, in case any holder of Fund interests shall be held to be personally liable solely by reason of her being a holder of Fund LLC interests, the holder of Fund LLC interests shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of which she is a holder.

Liability of Managers/Trustees; Indemnification

The Massachusetts Statute does not address whether trustees of a Massachusetts business trust are afforded limited liability.

As stated above, the Declaration of Trust provides that all persons extending credit to, contracting with or having any claim against the Trust can only look to the assets of the series of shares with respect to which such persons extended credit or contracted, or with respect to which such claim arose for payment under such credit, contract or claim; neither the Trustees nor any of the Trust’s officers, employees or agents will be personally liable. In addition, under the Declaration of Trust, the Trust will indemnify each of its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with the defense or disposition of any action in which the Trustee or officer may be involved as a party by reason of being a Trustee or officer. Neither limitation of liability, nor indemnification will be provided to Trustees for actions involving wilful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

Liability of Managers/Trustees; Indemnification

The Delaware Act provides that (except as otherwise provided therein) the debts, obligations and liabilities of a limited liability company, whether arising in contract, tort or otherwise, are solely the debts, obligations and liabilities of the limited liability company, and no manager is obligated personally for any such debt, obligation or liability solely by reason of being a manager of the limited liability company.  Under the Delaware Act, a limited liability company agreement may provide for the limitation of any and all liabilities for breach of contract and breach of duties of a manager to another person that is a party to or otherwise bound by the limited liability company agreement.  The Delaware Act also permits a limited liability company to indemnify and hold harmless any manager or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, as are set forth in its limited liability company agreement.

Pursuant to the Operating Agreement, the Fund LLC will indemnify each Manager against all liabilities and against all expenses reasonably incurred in connection with the defense or disposition of any action in which the Manager may be involved as a party by reason of being a Manager.  Managers also are exculpated pursuant to the Operating Agreement except in the event of the Managers’ willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Acquiring Fund	Acquired Fund
S&P Dividend Fund	Dow Dividend Fund

Dissolution and Termination

The Massachusetts Statute does not address dissolution or termination.

The Declaration of Trust provides that the Trust may be terminated at any time by the Trustees by written notice to the shareholders or by a two-thirds shareholder vote, shares of each series of shares voting separately by series of shares. Any series may be terminated at any time by the Trustees by written notice to the shareholders or by a two-thirds shareholder vote of such series.

Dissolution and Termination

The Delaware Act provides that a limited liability company is dissolved and its affairs shall be wound up upon the first to occur of the following:  (1) at the time specified in a limited liability company agreement, but if no such time is set forth in the limited liability company agreement, then the limited liability company shall have a perpetual existence; (2) upon the happening of events specified in a limited liability company agreement; (3) unless otherwise provided in a limited liability company agreement, upon the affirmative vote or written consent of the members in accordance with Section 18-801(a)(3) of the Delaware Act; (4) at any time there are no members; provided, that the limited liability company is not dissolved and is not required to be wound up if continued in accordance with Section 18-801(a)(4) of the Delaware Act; and (5) the entry of a decree of judicial dissolution under Section 18-802 of the Delaware Act.

The Operating Agreement does not address dissolution, winding up or termination of the Fund LLC.

Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in the Funds’ performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad measure of market performance.  Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Dow Dividend Fund – Calendar Year Total Returns (Class A)

Best Quarter (ended 9/30/09)	Worst Quarter (ended 12/31/08)
29.70%	-28.82%

Dow Dividend Fund – Calendar Year Total Returns (Class B)

Best Quarter (ended 9/30/09)	Worst Quarter (ended 12/31/08)
29.58%	-28.96%

S&P Dividend Fund – Calendar Year Total Returns (Class A)

Best Quarter (ended 9/30/09)	Worst Quarter (ended 3/31/09)
27.30%	-20.60%

S&P Dividend Fund – Calendar Year Total Returns (Class B)

Best Quarter (ended 9/30/09)	Worst Quarter (ended 3/31/09)
27.30%	-20.63%

Dow Dividend Fund – Average Annual Total Returns as of December 31, 2012
	1 Year	5 Year	Since Inception (January 17, 2006)
Dow Dividend Fund – Class A	11.49%	-4.26%	-2.01%
Dow Dividend Fund – Class B	11.57%	-4.11%	-5.09%*
Dow Jones U.S. Select Dividend Index	10.84%	2.49%	3.32%

* Class B shares began operations on December 3, 2007; over that time the Dow Jones U.S. Select Dividend Index returned 1.86%.

S&P Dividend Fund – Average Annual Total Returns as of December 31, 2012
	1 Year	5 Year	Since Inception (December 3, 2007)
S&P Dividend Fund – Class A	12.81%	6.52%	5.94%
S&P Dividend Fund – Class B	12.93%	6.76%	6.17%
S&P 500 Index	16.00%	1.66%	1.62%

Capitalization

The following table shows the capitalization of each Fund as of December 31, 2012 and of the S&P Dividend Fund on a pro forma combined basis as of December 31, 2012 after giving effect to the proposed Reorganization on that date.

	Net Assets	Net Asset Value Per Share	Shares Outstanding
Dow Dividend Fund – Class A	386,845,688	7.40	52,271,050
S&P Dividend Fund – Class A	1,267,103,928	11.39	111,286,872
Pro forma Adjustments (a)	0		33,975,782
Pro forma S&P Dividend Fund – Class A (assuming the Reorganization is approved)	1,653,949,616	11.39	145,262,654
Dow Dividend Fund – Class B	239,874	6.29	38,117
S&P Dividend Fund – Class B	446,631	11.46	38,963
Pro forma Adjustments (a)	0		20,926
Pro forma S&P Dividend Fund – Class B (assuming the Reorganization is approved)	686,505	11.46	59,889
(a) Cost of Reorganization, other than the related tax analysis and legal opinion, to be borne by Funds’ management.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Dow Dividend Fund by the S&P Fund. If the Reorganization had taken place on December 31, 2012, the shareholders of the Dow Dividend Fund would have received 33,975,782 and 20,926 Class A and Class B shares, respectively, of the S&P Dividend Fund.

After careful consideration, the Board of Managers of the Fund LLC unanimously approved the Plan of Reorganization with respect to the Dow Dividend Fund.  Accordingly, the Board has submitted the Plan of Reorganization for approval by the Dow Dividend Fund’s shareholders.  The Board recommends that you vote “FOR” Proposal 2.

*           *           *           *           *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plans of Reorganization

The terms of the Plans of Reorganization are summarized below. The summary is qualified in its entirety by reference to each Plan, copies of which are attached as Appendix A.

If shareholders of the Acquired Funds approve the Plans of Reorganization, then the assets of each Acquired Fund will be acquired by, and in exchange for, Class A shares and Class B shares, respectively, of the corresponding Acquiring Fund and the liabilities of that Acquired Fund will be assumed by the corresponding Acquiring Fund. Each respective Acquired Fund will then be terminated by the Fund LLC and the Trust, as applicable, and the Class A shares and Class B shares, respectively, of the Acquiring Fund distributed to Class A and Class B shareholders of the corresponding Acquired Fund in the redemption of the Class A and Class B Acquired Fund shares, respectively. Immediately after completion of the Reorganization, the number of shares of each Acquiring Fund then held by former shareholders of the corresponding Acquired Fund may be different than the number of shares of that Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of each class of Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of each class of Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on September 16, 2013, or on a later date the Trust decides upon (the “Closing Date”), subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that either Acquired Fund will hold any investment that its corresponding Acquiring Fund would not be permitted to hold (“non-permitted investments”).

Description of the Securities to Be Issued

The shareholders of each Acquired Fund will receive Class A or Class B shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization.  Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of each Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of a Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of each Fund would participate equally in the earnings, dividends, and assets of the particular Fund.  Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.  Each Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares – Class A and Class B shares.  The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class A shares of the Acquiring Funds.  The maximum distribution and/or service (12b-1) fee for each Acquiring Fund’s Class A shares is equal to an annual rate of 0.20% of the average daily net assets attributable to those shares.  Because these distribution/service fees are paid out of an Acquiring Fund’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Board Considerations

At a meeting of the Fund LLC’s Board of Managers and the Trust’s Board of Trustees held on May 30-31, 2013, the Managers/Trustees, including the Disinterested Managers/Trustees, considered materials and discussed the potential benefits to the shareholders of the Acquired Funds under the proposed Reorganization. The Reorganization is part of a restructuring designed to eliminate the duplication of costs and other inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain qualified and nonqualified plans. The Reorganization also seeks to increase assets under management in the Acquiring Funds and achieve economies of scale. In addition, in recent years the Acquiring Funds have generally performed better when compared to their benchmarks than have the Acquired Funds. The objective is to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders, Contract owners and plan participants. Approval of each Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the respective Acquired Fund. In determining whether to recommend approval of the Reorganization, the Managers/Trustees, including the Disinterested Managers/Trustees, considered many factors, including:

•
Investment Objectives and Investment Strategies.  The proposed Reorganizations will permit the Contract owners with beneficial interests in the Acquired Funds to continue to invest in professionally managed funds having substantially similar investment objectives and investment strategies to that of the Acquired Funds currently. In Proposal 1, both the M&G Fund and the Franklin Templeton Fund seek long-term capital growth, but the M&G Fund also seeks an income component.  Both Funds invest in the equity securities of companies located throughout the world, including in emerging markets.  However, the Franklin Templeton Fund may also invest in debt securities and derivatives and is a “diversified” fund as that term is defined under the 1940 Act, while the M&G Fund does not have corresponding strategies and is a “non-diversified” fund.

In Proposal 2, both the Dow Dividend Fund and the S&P Dividend Fund seek capital appreciation with an income component.  Both Funds invest in the common stock of leading companies comprising the index they track.  In addition, both Funds generally use a buy-and-hold strategy and both are “non-diversified” funds.

For a full description of key differences between the investment objectives and investment strategies of the Acquired Funds and Acquiring Funds, see “Comparison of Investment Objectives, Policies and Strategies” for each Proposal.

•
Operating Expenses.  If approved by the Acquired Funds’ shareholders, the proposed Reorganizations will result in total annual fund operating expense ratios that are substantially the same as or lower than those of the Acquired Funds currently. As set forth above, as of its most recent fiscal year end of December 31, 2012, each Acquired Fund had total annual operating expenses that were higher than or the same as its corresponding Acquiring Fund.  The management fee paid by the S&P Dividend Fund was higher than that of the Dow Dividend Fund.  This higher management fee is offset by lower other expenses, so that the S&P Dividend Fund’s total annual operating expense ratio is substantially the same as the Dow Dividend Fund’s ratio. See “Comparative Fee and Expense Tables” for each Proposal.

•
Larger Asset Base.  The Reorganizations would benefit Contract owners and others with beneficial interests in the Acquired Funds by allowing them to invest in a combined Fund with a substantially larger asset base than that of the Acquired Funds currently. As of December 31, 2012, the M&G Fund had assets of $48 million as compared to assets of $658 million for the Franklin Templeton Fund. Similarly, the Dow Dividend Fund had assets, as of December 31, 2012, of $387 million as compared to assets of $1,267 million for the S&P Dividend Fund.  See “Capitalization” for each Proposal.  Because the Acquired Funds do not have good prospects for growth, and thus increasing their size, reorganizing them into the Acquiring Funds appears to be the best way to offer Contract owners and other investors comparable investment alternatives with sufficient assets to be operated more efficiently than the Acquired Funds. The larger asset base could also produce fund management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the combined Funds invest than either Acquired Fund currently enjoys. The combined Funds would also realize greater economies of scale. The larger, combined Funds also offer the potential benefit of increased investment opportunities, more diversified portfolios of securities and improved trading efficiency.

•
Performance.  The Acquiring Funds generally have performed better than the corresponding Acquired Funds.  In Proposal 1, during calendar year 2012 the Franklin Templeton Fund returned 22.06% and 22.35% for Class A shares and Class B shares, respectively.  By comparison, over the same time frame, the M&G Fund returned 14.76% and 14.92% for Class A shares and Class B shares, respectively.  In Proposal 2, during calendar year 2012 the S&P Dividend Fund returned 12.81% and 12.93% for Class A shares and Class B shares, respectively.  By comparison, over the same time frame, the Dow Dividend Fund returned 11.49% and 11.57% for Class A shares and Class B shares, respectively.  For the five years ended December 31, 2012, the S&P Dividend Fund returned 6.52% and 6.76% for Class A shares and Class B shares, respectively.  By comparison, over the same time frame, the Dow Dividend Fund returned -4.26% and -4.11% for Class A shares and Class B shares, respectively.

•
Investment Adviser, Sub-Advisers and Other Service Providers.  Each Acquired Fund will retain the same investment adviser and other service providers under the Reorganizations as it has currently. The investment adviser for the Acquiring Funds, JNAM, is the same as for the Acquired Funds. In Proposal 1, the sub-adviser for the Acquired Fund, M&G Investment Management Limited, will be replaced with the sub-adviser for the Acquiring Fund, Templeton Global Advisors Limited.  In Proposal 2, the sub-adviser for the Acquired Fund, Mellon Capital Management Corporation, is also the sub-adviser for the Acquiring Fund in conjunction with a second sub-adviser, Standard & Poor’s Investment Advisory Services, LLC.  See “Comparison of Investment Adviser and Sub-Adviser” for each Proposal.  The custodian for the Acquiring Funds, Mellon Trust of New England, N.A., is the same as for the Acquired Funds and will remain the same after the Reorganization. The transfer agent for the Acquiring Funds, is the same as for the Acquired Funds and will remain the same after the Reorganization. The distributor for shares of the Acquiring Funds, Jackson National Life Distributors LLC, is the same as for the Acquired Funds and will remain the same after the Reorganization.

•	Tax-Free Reorganization. The Reorganizations will have no tax effect on Contract owners or others with beneficial interests in the Acquired Funds.

•
Costs of Reorganization.  The expenses of the Reorganizations, except legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion, will be borne by JNAM, and no sales or other charges will be imposed in connection with the Reorganizations.

In summary, in determining whether to recommend approval of each Reorganization, the respective Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholders, Contract owners' and plan participants' interests; (2) the compatibility of the Funds' investment objectives, investment strategies and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to shareholders, Contract owners and plan participants of having a larger asset base in the combined Funds; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal tax consequences of the Reorganization; and (8) the costs of the Reorganization. The Board also considered that the Acquired Funds were likely to remain relatively small and encounter continuing difficulties in attracting assets as well as possible alternatives to the Reorganization.

For the reasons described above, the Fund LLC’s Board of Managers and the Trust’s Board of Trustees, including all of its Disinterested Managers/Trustees, determined that the Reorganizations would be in the best interests of the Acquired Funds, and that the interests of the Acquired Funds’ Contract owners and other investors would not be diluted as a result of effecting the Reorganizations. At the Board meeting held on May 30-31, 2013, each Board voted unanimously to approve the respective proposed Reorganization and recommended its approval by Contract owners and others with beneficial interests in the Acquired Funds.

Description of Risk Factors

A Fund’s performance may be affected by one or more of the following risks, which are described in detail in Appendix B “More Information on Risk Factors.”

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

Limited management, trading cost and rebalance risk – Investing according to specific, mechanical criteria applied on a specific date each year may prevent a Fund from responding to market fluctuations or changes in the financial condition or business prospects of the selected companies during the year.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or its sub-advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the sub-advisers and their affiliates, the Adviser, sub-advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the sub-advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Federal Income Tax Consequences of the Reorganizations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a condition to consummation of each Reorganization, the Trust will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Funds participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization’s being completed in accordance with the Plan of Reorganization, for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code); (2) neither Fund will recognize any gain or loss on the Reorganization; (3) the Acquired Fund shareholders will not recognize any gain or loss on the exchange of their Acquired Fund Shares for Acquiring Fund Shares; (4) the holding period for and tax basis in the Acquiring Fund Shares that an Acquired Fund shareholder receives pursuant to the Reorganization will include the holding period for, and will be the same as the aggregate tax basis in, the Acquired Fund Shares that the shareholder holds immediately before the Reorganization (provided, with respect to inclusion of the holding period, the shareholder holds the shares as capital assets on the applicable Closing Date); and (5) the Acquiring Fund’s tax basis in each asset the Acquired Fund transfers to it will be the same as the Acquired Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).  Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Funds or the Acquired Fund shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Contract owners who had premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Acquired Fund Shares generally will not recognize any gain or loss as a result of the Reorganizations.  If an Acquired Fund sells securities before its Reorganization, it may recognize net gains or losses.  Any net gains recognized on those sales would increase the amount of any distribution that such an Acquired Fund must make to its shareholders before consummating its Reorganization.

As a result of the Reorganizations, each Acquiring Fund will succeed to certain tax attributes of the corresponding Acquired Fund, except that the amount of an Acquired Fund’s accumulated capital loss carryforwards (plus any net capital loss that Acquired Fund sustains during its taxable year ending on the applicable Closing Date and any net unrealized built-in loss it has on that date) that the corresponding Acquiring Fund may use to offset capital gains it recognizes after its Reorganization may be subject to an annual limitation under Sections 382 and 383 of the Code.

If a Reorganization fails to meet the requirements of Code Section 368(a)(1), a Separate Account that is invested in shares of the Acquired Fund involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Fund Shares it receives.

The Trust has not sought a tax ruling from the Service but instead is acting in reliance on the opinion of Counsel discussed above.  That opinion is not binding on the Service or the courts and does not preclude the Service from adopting a contrary position.  Contract owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Management of the Trust

This section gives you information about the Trust, the Manager and the Advisers for the Acquiring Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company.  Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Board of Trustees.  The Acquiring Funds are series of the Trust.

The Adviser

Jackson National Asset Management, LLCSM (“JNAM®” or the “Adviser”), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National, which is in turn a wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Prudential plc is also the ultimate parent of Curian Capital, LLC, the sponsor of investment companies that are in the same group of investment companies as the Trust and the Fund LLC, M&G Investment Management Limited, PPM America, Inc. and Eastspring Investments (Singapore) Limited.

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement.  The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board of Trustees. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement.  The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays the Adviser a fee in respect of each Fund as described in that Fund’s Prospectus.

The Adviser and the Trust, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board of Trustees, but without the approval of shareholders.  The order allows the Adviser to materially amend a sub-advisory agreement with unaffiliated sub-advisers with the approval of the Board of Trustees, but without shareholder approval.  Under the terms of the exemption, if a new sub-adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new sub-adviser within 90 days of the change.  The order allows the Funds to operate more efficiently and with greater flexibility.  The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board of Trustees whether a sub-adviser’s contract should be renewed, modified or terminated.

Management Fees

As compensation for its services, the Adviser receives a fee from the Trust computed separately for each Acquiring Fund, accrued daily and payable monthly.  The fee the Adviser receives from each Acquiring Fund is set forth below as an annual percentage of the net assets of the Acquiring Fund.

Acquiring Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets)
Franklin Templeton Fund	$0 to $300 million $300 to $500 million Over $500 million	0.75% 0.65% 0.60%
S&P Dividend Fund	$0 to $500 million Over $500 million	0.40% 0.35%

The Adviser selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Funds of the Trust. The Adviser monitors the compliance of such sub-advisers with the investment objectives and related policies of each Fund and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.  Under the terms of each of the Sub-Advisory Agreements with the Adviser, the sub-adviser manages the investment and reinvestment of the assets of the assigned Fund, subject to the supervision of the Trustees of the Trust.  The sub-adviser formulates a continuous investment program for each such Fund consistent with its investment objectives and policies outlined in its Prospectus.  Each sub-adviser, implements such programs by purchases and sales of securities.  Each sub-adviser regularly reports to the Adviser and the Trustees of the Trust with respect to the implementation of such programs.  As compensation for its services, each sub-adviser receives a fee from the Adviser computed separately for the applicable Fund, stated as an annual percentage of the net assets of such Fund.

In addition to the investment advisory fee, each Acquiring Fund pays to JNAM (“Administrator”) an Administrative Fee as an annual percentage of the average daily net assets of the Fund as set forth below.

Acquiring Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
Franklin Templeton Fund	All Assets	0.15%
S&P Dividend Fund	All Assets	0.10%

In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds.  In addition, the Administrator, at its own expense, arranges for legal (except for litigation expenses and other expenses incurred by the JNL/Franklin Templeton Mutual Shares Fund), audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses.  Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

The Sub-Advisers

Each Acquiring Fund’s investments are selected by one or more sub-advisers.  The following table describes each Acquiring Fund’s sub-adviser(s), portfolio managers and each portfolio manager’s business experience.  Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of the Acquiring Funds is available in the Trust’s Statement of Additional Information dated April 29, 2013.

Acquiring Fund	Sub-Adviser & Portfolio Managers	Business Experience
Franklin Templeton	Templeton Global Advisors Limited	The Fund is managed on a team basis. Norm Boersma, CFA (President and Director of Global

Fund	Lyford Cay Nassau, Bahamas Portfolio Managers Norm Boersma, CFA Tucker Scott, CFA Lisa F. Myers, CFA

Advisors) has been a manager of the Fund since March 2011.  Mr. Boersma is the chief investment officer of Templeton Global Equity Group (TGEG) and president of Templeton Global Advisors Limited. He is also lead portfolio manager for Templeton Growth Fund and Templeton Growth (Euro) Fund and related strategies, as well as co-portfolio manager for Templeton World Fund and associated funds.  Mr. Boersma has over 26 years of experience in the investment industry. He joined the Templeton organization in 1991, and previously served as TGEG's director of research from 2000 to mid-2003, director of portfolio management from 2003 through 2007, and again as director of research from December 2007 to December 2010. After working in the Toronto office for much of his career, Mr. Boersma transitioned to Nassau, Bahamas, in 2011 to take on the role of lead portfolio manager on the group's flagship fund, Templeton Growth Fund. In 2012, he was named CIO of TGEG.  Mr. Boersma holds a B.A. in economics and political science from York University and an M.B.A. from the University of Toronto. He is a Chartered Financial Analyst (CFA) Charterholder and past treasurer and director of the Toronto Society of Financial Analysts.

Tucker Scott, CFA (Executive Vice President) has been a manager of the Fund since October 2007.  Mr. Scott is an executive vice president, joined the Templeton organization in 1996 and currently has responsibility for institutional and retail accounts. Mr. Scott is the lead portfolio manager of Templeton Foreign Fund and a co-manager of Templeton World Fund. He has global research responsibility for the diversified financials and capital markets industries.  Mr. Scott holds a B.A. in history from the University of Virginia and an M.B.A. from the Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst (CFA) Charterholder and member of the CFA Institute.

Lisa F. Myers, CFA (Executive Vice President of Global Advisors) has been a manager of the Fund since its inception and joined the Templeton organization in 1996. Ms. Myers is the lead equity portfolio manager of Templeton Growth Fund and Templeton Global Income Fund in Canada. She is also the lead portfolio manager of Templeton Global Balanced Fund and the Templeton Global Income Fund, and is a co-portfolio manager of Templeton World Fund. Ms. Myers also manages institutional separate accounts with global mandates. She is the coordinator of the global consumer team and has direct research responsibility for the global retail, textile and apparel industries.  Ms. Myers earned her B.A. from the University of Pennsylvania, where she is currently on the Executive Board of The Penn Fund, and is the chairperson of Penn's Secondary School Committee for The Bahamas. She was awarded her J.D. from Georgetown University, where she also taught legal research and writing. Ms. Myers is a Chartered Financial Analyst (CFA) Charterholder and is a member of the CFA Institute

S&P Dividend Fund	Standard & Poor’s	In October 2011, Erin Gibbs was appointed Equity Chief

Investment Advisory Services LLC (“SPIAS”) 55 Water Street New York, NY 10041 Portfolio Managers Erin Gibbs William Charles Bassignani

Investment Officer, SPIAS and Director, Quantitative Portfolio Research Global Market Intelligence for S&P Capital IQ. As Director, Ms Gibbs is responsible for developing the advisory business in the United States and for quantitative portfolio research. Prior to that, Ms Gibbs was Director, ClariFI group for S&P Capital IQ from May 2006 to September 2011. Ms Gibbs earned a bachelor’s degree in International Management with a focus in Finance from Pace University. She has also completed level 3 of the CMT certification program and completed additional courses at the Courant Institute of New York University.

In December 2011, William Charles Bassignani was appointed President, Chief Investment Officer & Asset Allocation Manager for SPIAS. Mr. Bassignani is primarily responsible for driving the asset allocation recommendations for SPIAS. In addition, Mr. Bassignani is currently Managing Director, Head of Analytical Model Development for Market Credit and Risk Strategies since March 2010 for Standard & Poor’s Securities Evaluations, Inc. From March 2008 to March 2010, Mr. Bassignani was Managing Director, Head of Analytical Model Development, Market Credit and Risk Strategies for Standard & Poor’s. Prior to that, Mr. Bassignani was Managing Director of Quantitative Model Development for the Quantitative Analytics Research Group for Standard & Poor’s Ratings Services from August 2002 to March 2008. Mr. Bassignani earned his Masters in Business Administration and a BA in International Relations and Economics (Political Science) from Boston University.

Mellon Capital Management Corporation 50 Fremont Street Suite 3900 San Francisco, CA 94105 Portfolio Managers Karen Q. Wong, CFA Richard A. Brown, CFA Thomas Durante, CFA

Karen Q. Wong, CFA is a Managing Director, Head of Equity Portfolio Management at Mellon Capital.  Ms. Wong has been a manager of the Fund since its inception.  Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager.  In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director.  Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds.  Ms. Wong holds a M.B.A. from San Francisco State University.  Ms. Wong has 14 years of investment experience.  Ms. Wong is a member of the CFA Institute and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002.  Mr. Brown holds an M.B.A. from California State University at Hayward.  Mr. Brown joined Mellon Capital in 1995 as senior associate portfolio manager, was promoted to Vice President in 1998, and to his current position in 2002.  Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds.  Mr. Brown has 17 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research, and the CFA Society of San Francisco.  Mr. Brown has been a manager of the Fund since its inception.

Thomas Durante, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2000.  Mr. Durante holds a B.A. degree from Fairfield University in Accounting.  Mr. Durante has 30 years of investment experience, and 13 years at Mellon Capital Management.  Mr. Durante heads a team of portfolio managers covering domestic and international index portfolios.  He is responsible for the refinement and implementation of the equity portfolio manager process.  Prior to joining Mellon Equity Associates, LLP, he worked in the fund accounting department for Dreyfus.   Mr. Durante is a member of the CFA Institute and the CFA Society of Pittsburgh.  Mr. Durante has been a manager of the Fund since 2010.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, each Acquiring Fund has two classes of shares, Class A and Class B.  The Class A shares and Class B shares of each Acquiring Fund represent interests in the same portfolio of securities, and will be substantially the same except for “class expenses.”  The expenses of each Acquiring Fund will be borne by each Class of shares based on the net assets of the Fund attributable to each Class, except that class expenses will be allocated to each Class.  “Class expenses” will include any distribution or administrative or service expense allocable to the appropriate Class and any other expense that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or Contract owners funded by shares of such Class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

Distribution Arrangements

The Trust has adopted, in accord with the provisions of Rule 12b-1 under the 1940 Act, a Distribution Plan (“Plan”).  The Board of Trustees, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund’s average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests.  Jackson National Life Distributors LLC (the “Distributor”), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services.

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.  A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  In addition, the Distributor acts as distributor of the Contracts issued by the Insurance Companies.

Payments to Financial Intermediaries

Only Separate Accounts, registered investment companies, and qualified and certain non-qualified plans of the Insurance Companies may purchase shares of the Acquiring Funds.  If an investor invests in the Fund under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment.

Investment in Trust Shares

Shares of the Trust are currently sold to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts; to qualified and certain unqualified retirement plans; and to other regulated investment companies that in turn are sold to Separate Accounts.  The Separate Accounts, through their various sub-accounts, invest in designated Funds and purchase and redeem the shares of the Funds at their NAV. There is no sales charge.

Shares of the Acquiring Funds are not available to the general public directly.  The Acquiring Funds are managed by sub-advisers who also may manage publicly available mutual funds having similar names and investment objectives.  While the Acquiring Funds may be similar to, and may in fact be modeled after, publicly available mutual funds, purchasers should understand that the Acquiring Funds are not otherwise directly related to any publicly available mutual fund.  Consequently, the investment performance of publicly available mutual funds and any corresponding Acquiring Fund may differ substantially.

The NAV per share of each Acquiring Fund is determined by the Adviser at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open.  Calculations of the NAV per share of each Acquiring Fund may be suspended by the Trust’s Board of Trustees.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

The Board of Trustees has adopted procedures pursuant to which the Adviser may determine, subject to Board verification, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, in general the “fair value” of a security shall be the amount, determined by the Adviser in good faith that the owner of such security might reasonably expect to receive upon its current sale.

The Board of Trustees has established a pricing committee to review fair value determinations.  The pricing committee will also review restricted and illiquid security values, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions) and determine/review fair values pursuant to the “Pricing Policies and Procedures” adopted by the Board of Trustees of the Trust.

An Acquiring Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Acquiring Fund does not price its shares.  As a result, an Acquiring Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Acquiring Fund’s shares.

Because the calculation of an Acquiring Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Acquiring Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize the Adviser, subject to verification by the Trustees, to determine the “fair value” of such foreign securities for purposes of calculating an Acquiring Fund’s NAV.  When fair valuing such foreign securities, the Adviser will adjust the closing prices of all foreign securities held in any Acquiring Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining an Acquiring Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate an Acquiring Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for time zone arbitrage in Acquiring Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

The interests of the Acquiring Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract owners invested in the Separate Accounts.  Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Acquiring Fund shares held by long-term shareholders and have other adverse effects on the Acquiring Fund.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Acquiring Funds are not intended as vehicles for market timing.  The Board of Trustees has adopted the policies and procedures set forth below with respect to frequent trading of Acquiring Fund shares.

The Acquiring Funds, directly and through its service providers, and the insurance company and qualified retirement plan service providers (collectively, “service providers”) with the cooperation of the insurance companies takes various steps designed to deter and curtail market timing. For example, regarding round trip transfers, redemptions by a shareholder from a sub-account investing in an Acquiring Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in an Acquiring Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and corresponding Acquiring Fund) within fifteen (15) calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder.

In addition to identifying any potentially disruptive trading activity, the Acquiring Funds’ Board of Trustees has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for Acquiring Funds.  The Funds’ “fair value” pricing policy applies to all Funds where a significant event has occurred.  The Acquiring Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above.

The practices and policies described above are intended to deter and curtail market timing in the Acquiring Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Acquiring Funds in the future, will be totally effective in this regard.

Share Redemption

Investors redeem shares to make benefit or withdrawal payments under the terms of the Contracts or other arrangements.  Redemptions typically are processed on any day on which the Trust and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

The Trust may suspend the right of redemption only under the following unusual circumstances:

•	When the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;
•	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
•	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

Tax Status

Each Acquiring Fund intends to qualify as a “Regulated Investment Company” under Subchapter M of the Code.  Each Acquiring Fund intends to distribute all its net investment income and net capital gains to shareholders and, therefore, will not be required to pay any federal income or excise taxes.  The interests in each Acquiring Fund are owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by various funds of the Trust and Curian Variable Series Trust, which are regulated investment companies under Subchapter M of the Code, by qualified and certain non-qualified pension plans and by Jackson National.

Each Acquiring Fund is treated as a separate corporation for purposes of the Code.  Therefore, the assets, income, and distributions of each Acquiring Fund are considered separately for purposes of determining whether or not the Acquiring Fund qualifies as a regulated investment company.

Because the shareholders of each Acquiring Fund are Separate Accounts of variable insurance contracts, qualified and unqualified retirement plans, there are no tax consequences to those shareholders for buying, holding, exchanging and selling shares of the Acquiring Funds.  Distributions from the Acquiring Funds are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

The Acquiring Funds intend to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by Separate Accounts.  The Sub-Advisory Agreements require the Acquiring Funds to be operated in compliance with these diversification requirements.  The sub-advisers may depart from the investment strategy of an Acquiring Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The following table provides selected per share data for one share of each Acquiring Fund.  The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.

JNL Series Trust
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from
		Investment Operations(a)			Distributions from					Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income		Net Realized Gains on Investment Transactions		Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Franklin Templeton Global Growth Fund
Class A
12/31/2012	7.52	0.15	1.51	1.66	(0.13)		–		9.05	22.06	657,764	15	1.05	1.05	1.77
12/31/2011	8.08	0.14	(0.63)	(0.49)	(0.07)		–		7.52	(6.08)	514,730	18	1.06	1.06	1.78
12/31/2010	7.64	0.10	0.44	0.54	(0.10)		–		8.08	7.07	475,458	5	1.08	1.08	1.38
12/31/2009	5.92	0.10	1.74	1.84	(0.12)		–		7.64	31.06	375,505	5	1.10	1.10	1.58
12/31/2008	9.99	0.17	(4.24)	(4.07)	(0.00	)(e)	(0.00	)(e)	5.92	(40.72)	236,023	11	1.11	1.11	2.18
Class B
12/31/2012	7.53	0.16	1.52	1.68	(0.14)		–		9.07	22.35	374	15	0.85	0.85	1.99
12/31/2011	8.10	0.16	(0.65)	(0.49)	(0.08)		–		7.53	(6.04)	293	18	0.86	0.86	2.00
12/31/2010	7.65	0.12	0.44	0.56	(0.11)		–		8.10	7.32	283	5	0.88	0.88	1.58
12/31/2009	5.93	0.12	1.73	1.85	(0.13)		–		7.65	31.21	219	5	0.90	0.90	1.85
12/31/2008	9.97	0.20	(4.24)	(4.04)	(0.00	)(e)	(0.00	)(e)	5.93	(40.50)	153	11	0.91	0.91	2.48
JNL/M&G Global Leaders Fund
Class A
12/31/2012	10.42	0.14	1.40	1.54	(0.12)	(0.02)	11.82	14.76	47,717	50	1.16	1.16	1.23
12/31/2011	12.73	0.09	(1.60)	(1.51)	(0.08)	(0.72)	10.42	(11.60)	36,375	106	1.23	1.23	0.75
12/31/2010	11.41	0.07	1.42	1.49	(0.04)	(0.13)	12.73	13.13	29,788	47	1.24	1.24	0.59
12/31/2009	8.35	0.09	3.03	3.12	(0.06)	–	11.41	37.43	17,302	39	1.21	1.21	0.87
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–	8.35	(16.43)	4,501	34	1.23	1.23	0.82
Class B
12/31/2012	10.44	0.16	1.40	1.56	(0.14)	(0.02)	11.84	14.92	155	50	0.96	0.96	1.44
12/31/2011	12.75	0.12	(1.61)	(1.49)	(0.10)	(0.72)	10.44	(11.41)	135	106	1.03	1.03	0.96
12/31/2010	11.42	0.10	1.42	1.52	(0.06)	(0.13)	12.75	13.36	150	47	1.04	1.04	0.84
12/31/2009	8.35	0.12	3.03	3.15	(0.08)	–	11.42	37.70	126	39	1.01	1.01	1.25
12/31/2008 *	10.00	0.02	(1.66)	(1.64)	(0.01)	–	8.35	(16.40)	84	34	1.03	1.03	1.03
JNL/S&P Dividend Income & Growth Fund
Class A
12/31/2012	$10.70	$0.38	$0.99	$1.37	$(0.18)		$(0.50)		$11.39	12.81%	$1,267,104	55%	0.67%	0.67%	3.30%
12/31/2011	9.76	0.32	0.89	1.21	(0.13)		(0.14)		10.70	12.42	920,551	62	0.69	0.69	3.10
12/31/2010	8.69	0.31	1.26	1.57	(0.11)		(0.39)		9.76	18.24	440,926	38	0.70	0.70	3.33
12/31/2009	7.04	0.23	1.42	1.65	(0.00	)(e)	–		8.69	23.47	239,392	84	0.72	0.72	3.24
12/31/2008	9.77	0.35	(2.89)	(2.54)	(0.19)		(0.00	)(e)	7.04	(25.93)	101,329	64	0.71	0.71	4.47
Class B
12/31/2012	10.76	0.41	0.98	1.39	(0.19)		(0.50)		11.46	12.93	447	55	0.47	0.47	3.50
12/31/2011	9.80	0.35	0.89	1.24	(0.14)		(0.14)		10.76	12.66	341	62	0.49	0.49	3.34
12/31/2010	8.70	0.33	1.28	1.61	(0.12)		(0.39)		9.80	18.65	166	38	0.50	0.50	3.57
12/31/2009	7.03	0.25	1.42	1.67	(0.00	)(e)	–		8.70	23.79	158	84	0.52	0.52	3.40
12/31/2008	9.75	0.36	(2.88)	(2.52)	(0.20)		(0.00	)(e)	7.03	(25.79)	120	64	0.51	0.51	4.41

*	Commencement of operations was as follows: JNL/M&G Global Leaders Fund – October 6, 2008.
(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)
Total return assumes reinvestment of all distributions for the period.  Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)	Portfolio turnover is not annualized for periods of less than one year and excludes dollar roll transactions.
(e)	Amount represents less than $0.005.

JNL Variable Fund LLC
Financial Highlights
For a Share Outstanding

		Increase (Decrease) from Investment Operations(a)			Distributions from			Supplemental Data			Ratios
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in thousands)	Portfolio Turnover	Net Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/Mellon Capital Management Dow Dividend Fund
Class A
12/31/2012	$6.83	$0.26	$0.52	$0.78	$(0.21)	$–	$7.40	11.49%	$386,846	65%	0.67%	3.58%
12/31/2011	6.65	0.26	0.12	0.38	(0.20)	–	6.83	5.77	318,594	64	0.67	3.83
12/31/2010	6.10	0.23	0.50	0.73	(0.18)	–	6.65	12.05	271,225	90	0.68	3.58
12/31/2009	5.40	0.19	0.89	1.08	(0.38)	–	6.10	20.03	244,605	18	0.68	3.66
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)	(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
Class B
12/31/2012	5.84	0.23	0.44	0.67	(0.22)	–	6.29	11.57	240	65	0.47	3.76
12/31/2011	5.71	0.23	0.11	0.34	(0.21)	–	5.84	6.05	196	64	0.47	4.03
12/31/2010	5.26	0.20	0.44	0.64	(0.19)	–	5.71	12.27	134	90	0.48	3.70
12/31/2009	4.70	0.17	0.79	0.96	(0.40)	–	5.26	20.39	155	18	0.48	3.73
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)	(0.03)	4.70	(49.31)	86	87	0.48	4.92

(a) Calculated using the average shares method.
(b) Total return assumes reinvestment of all distributions for the period.  Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Fund and Acquiring Fund for which you are entitled to vote.

The Meeting

The Meeting will be held at 9:00 a.m., Eastern time, on August 27, 2013, at 1 Corporate Way, Lansing, Michigan, together with any adjournment thereof.  The Meeting is being held to consider and vote on the Plan of Reorganization, pursuant to which one Acquired Fund will be reorganized into the corresponding Acquiring Fund, as outlined below, and any other business that may properly come before the Meeting.  Only shareholders of the relevant Acquired Fund are entitled to vote on this matter, and approval or disapproval as to each Reorganization contemplated by the Plan of Reorganization will be solicited separately for each Acquired Fund, as follows:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization, which provides for the reorganization of the M&G Fund into the Franklin Templeton Fund.	Shareholders of the M&G Fund
2. To approve the Plan of Reorganization, which provides for the reorganization of the Dow Dividend Fund into the S&P Dividend Fund.	Shareholders of the Dow Dividend Fund

A copy of the Plan of Reorganization is attached hereto as Appendix A of this Proxy Statement/Prospectus.

The Board fixed the close of business on July 12, 2013, as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

Quorum and Voting

The Agreement and Declaration of Trust for the Trust, dated June 1, 1994 (the "Declaration of Trust"), provides that thirty percent of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, and that thirty percent of the aggregate number of shares in any Fund that are entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Fund at a shareholders meeting.

The Declaration of Trust further provides that shares may be voted in person or by proxy.  A proxy with respect to shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to the exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving its invalidity shall rest on the challenger. At all meetings of  Shareholders, unless  inspectors  of  election  have been appointed, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. A proxy shall be revocable at any time prior to its exercise by a written notice addressed to and received by the Secretary of the Trust.  Unless otherwise specified in the proxy, the proxy shall apply to all shares of each Fund owned by the shareholder.

The Operating Agreement for the Fund LLC, as amended on November 27, 2012 (the "Operating Agreement"), provides that the presence in person or by proxy of members entitled to cast the majority of votes shall constitute a quorum.  In the absence of a quorum the members present in person or by proxy, by majority vote and without notice, may adjourn the meeting from time to time until a quorum shall attend. At any such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting as originally called.

The Operating Agreement further provides that votes may be cast in person or by proxy.  No proxy shall be valid after eleven months from its date, unless otherwise provided in the proxy. Every proxy shall be in writing, subscribed by the member or the member’s duly authorized attorney, and dated, but need not be sealed, witnessed or acknowledged.

Required Vote

Neither the Declaration of Trust nor the Operating Agreement confers on shareholders a right to vote on consolidation or termination of a series of the Trust or a portfolio of the Fund LLC, respectively. However, SEC rules under the Investment Company Act of 1940 (“1940 Act”) require approval by a majority of the outstanding shares of each Acquired Fund where a reorganization would result in a change to a fundamental investment policy or a change in investment advisory or sub-advisory contracts.  Approval of the Reorganization of the M&G Fund would result in a material change of sub-adviser for the M&G Fund from M&G Investment Management Limited to Templeton Global Advisors Limited, and a change to fundamental investment policy that would increase the borrowing limit from 25% to 33 1/3%.   Furthermore, approval of the Reorganization of the Dow Dividend Fund would result in an increase in the applicable advisory fee as well as the addition of Standard & Poor’s Investment Advisory Services LLC as a sub-adviser. Thus a majority of the outstanding voting securities of each Acquired Fund is required to approve its Reorganization.

Where a vote of the "majority of the outstanding voting securities" of a Fund is required to approve a Proposal, it shall mean the lesser of (i) 67% or more of the shares of the Fund entitled to vote thereon present in person or by proxy at the Meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The approval of a Proposal depends upon whether a sufficient number of votes is cast for the Proposal.  Accordingly, an instruction to abstain from voting on any proposal has the same practical effect as an instruction to vote against the proposal.  The required vote to approve each Proposal is set forth in the discussion of that Proposal.

Contract Owner Voting Instructions

The Trust is organized as a Massachusetts business trust and the Fund LLC is organized as a Delaware limited liability company.  Shares of the Trust and interests of the Fund LLC currently are sold only to Separate Accounts of the Insurance Companies to fund the benefits of variable insurance contracts, to qualified and certain non-qualified employee benefit plans of Jackson National or directly to the Insurance Companies.  In addition, shares of the Trust are sold to certain funds of the Trust organized as fund of funds.  Although the Insurance Companies legally own all of the shares of each Fund held in their respective Separate Accounts that relate to the Contracts, a portion of the value of each Contract is invested by the Insurance Companies, as provided in the Contract, in shares of one or more Funds.

Contract owners have the right under the interpretations of the 1940 Act to instruct the relevant Insurance Company how to vote the shares attributable to Contract.  The Insurance Company will vote all such shares in accordance with the voting instructions timely given by the Contract owners with assets invested in an Acquired Fund.  Contract owners at the close of business on the Record Date will be entitled to notice of the Meeting and to instruct the relevant Insurance Company how to vote at the Meeting or any adjourned session.  The Insurance Companies will vote their own shares in the same proportion as voting instructions timely given by Contract owners.

Contract owners may use the enclosed voting instructions form as a ballot to give their voting instructions for those shares attributable to their Contract as of the Record Date.  When a Contract owner completes the voting instructions form and sends it to the relevant Insurance Company, the Insurance Company will vote the shares attributable to the Contract of the Contract owner in accordance with the Contract owner's instructions.  If a Contract owner merely signs and returns the form, the Insurance Company will vote those shares in favor of the proposal. If the Contract owner does not return the form, the Insurance Company will vote those shares in the same proportion as shares for which instructions were received from other Contract owners.  As a result, a small number of contract owners may determine the outcome of the vote. The Insurance Companies have fixed the close of business on August 21, 2013 as the last day on which voting instructions will be accepted.

Proxy and Voting Instruction Solicitations

The Board is soliciting proxies from shareholders of the Acquired Funds.  The Insurance Companies are the shareholders of record and are soliciting voting instructions from their Contract owners as to how to vote at the Meeting.  In addition to the mailing of these proxy materials, voting instructions may be solicited by letter, facsimile, telephone or personal contact by officers or employees of the Trust, JNAM or officers or employees of the Insurance Companies.

JNAM, as the Trust's Administrator, has retained the services of Computershare Fund Services (“Computershare”), 280 Oser Avenue, New York, New York 11788, to assist in the tabulation of voting instructions.  The anticipated cost of the services to be provided by Computershare in connection with this proxy solicitation is approximately $45,000.

The costs of printing and mailing of the Notice, this Proxy Statement/Prospectus, and the accompanying voting instruction card, and the solicitation of Contract owner voting instructions, will be paid by JNAM.  The Trust does not expect to bear any significant expenses in connection with the Meeting or the solicitation of proxies and voting instructions.

Adjournments

Any authorized voting instructions will be valid for any adjournment of the Meeting.  If the management of the Trust receives an insufficient number of votes to approve the Proposals, the Meeting may be adjourned to permit the solicitation of additional votes.  Those persons named as proxies in the voting instructions have the discretion to vote for any such adjournment.  The approval of the Proposals depends upon whether a sufficient number of votes are cast for the Proposals.  Accordingly, an instruction to abstain from voting on any Proposal has the same practical effect as an instruction to vote against the Proposal.

Revocation of Voting Instructions

Any person giving voting instructions may revoke them at any time prior to exercising them by submitting to the Insurance Companies a superseding voting instruction form or written notice of revocation.  Only the Contract owner executing the voting instructions can revoke them.  The Insurance Companies will vote the shares of the Acquired Funds in accordance with all properly executed and un-revoked voting instructions.

Outstanding Shares and Principal Shareholders

The Insurance Companies will vote on the Reorganizations as instructed by their Contract owners.  As of July 12, 2013, the Trustees and officers of the Trust and the Managers and officers of the Fund LLC, respectively, as a group, owned less than 1% of the outstanding shares of the Acquired Funds.

Because the shares of the Funds are sold only to the Insurance Companies, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as fund-of-funds, and certain qualified and nonqualified retirement plans, the Insurance Companies, through its Separate Accounts which hold shares in the Trust and the Fund LLC as funding vehicles for the Contracts, is the owner of record of substantially all of the shares of the Trust and the Fund LLC.  In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

Fund	Total Number	Number of Class A	Number of Class B
M&G Fund	4,311,655.102	4,298,563.201	13,091.901
Dow Dividend Fund	55,248,380.920	55,207,297.232	41,083.688

As of the Record Date of July 12, 2013, to the Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class A or Class B shares of the JNL/M&G Global Leaders Fund.

Shareholder’s or Contract owner’s Name/Address	Percent Beneficial Ownership of Shares of the Fund	Percent Beneficial Ownership of Shares of the Combined Fund (assuming the Reorganizations occur)
Jackson National Life Insurance Company Seed Money 1 Corporate Way Lansing, Michigan 48951	12.71% 546,405.369 Class A Shares	0.68%
Jackson National Life Insurance Company Seed Money 1 Corporate Way Lansing, Michigan 48951	85.71% 11,220.825 Class B Shares	20.84%

As of the Record Date of July 12, 2013, to the Trust’s knowledge, no persons owned beneficially or of record 5% or more of the Class A or Class B shares of the JNL/Mellon Capital DowSM Dividend Fund.

*           *           *           *           *

APPENDIX A

PLAN OF REORGANIZATION

JNL VARIABLE FUND LLC
JNL/MELLON CAPITAL DOWSM DIVIDEND FUND

JNL SERIES TRUST
JNL/S&P DIVIDEND INCOME & GROWTH FUND

This Plan of Reorganization has been entered into on September 13, 2013, by JNL VARIABLE FUND LLC (the “Fund”), a Delaware limited liability company, on behalf of its JNL/MELLON CAPITAL DOWSM DIVIDEND FUND (the “Dow Dividend Fund” or the “Acquired Fund”), and JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/S&P DIVIDEND INCOME & GROWTH FUND (the “S&P Dividend Fund” or the “Acquiring Fund”).

WHEREAS, the Trust and the Fund are each registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940 as amended (the “1940 Act”), each as an open-end management investment company, and each has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the Fund’s Board of Managers, including a majority of the Managers who are not interested persons of the Fund, has each determined that the transactions described herein are fair and reasonable, that participation in the transactions described herein is in the best interests of the Acquired Fund, and that the interests of the existing interest holders of the Acquired Fund will not be diluted as a result of the transaction described herein;

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has each determined that the transactions described herein are fair and reasonable, that participation in the transactions described herein is in the best interests of the Acquiring Fund, and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS Article III, Section 3 of the Fund's Operating Agreement, adopted November 27, 2012 (the “Operating Agreement”), authorizes the Board of Managers to direct the management of the business and affairs of the Fund;

WHEREAS Article IV, Section 3 of the Trust's Declaration of Trust, dated June 1, 1994 (the “Declaration of Trust”), authorizes the Board of Trustees to direct the management of the business and affairs of the Trust; and

WHEREAS the Fund’s Board of Managers, including a majority of the Managers who are not interested persons of the Fund, has approved the reorganization of the Acquired Fund with and into the corresponding Acquiring Fund as set forth in Schedule A herein, subject to the approval of the interest holders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act:

1.
The Closing Date shall be September 13, 2013, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of either the Board of Managers or the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of either class of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Fund and the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
such transaction will qualify as a “reorganization” (as defined in Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of the Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Fund and/or the Trust.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by them. The classes of the Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Managers.  The Fund’s Board of Managers and management of the Fund shall take whatever actions may be necessary under Delaware law and the 1940 Act to effect the termination of the Dow Dividend Fund.

6.
The costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees, except legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion referred to in paragraph 2.a. above, shall be borne by Jackson National Asset Management, LLC.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, JNL Variable Fund LLC, on behalf of the JNL/Mellon Capital DowSM Dividend Fund, and JNL Series Trust, on behalf of the JNL/S&P Dividend Income & Growth Fund has each caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:  [NAME, TITLE]

Attest:  [NAME, TITLE]

JNL VARIABLE FUND LLC

By:  [NAME, TITLE]

Attest:  [NAME, TITLE]

SCHEDULE A

ACQUIRED FUND/ENTITY	ACQUIRING FUNDS/ENTITY
JNL/Mellon Capital DowSM Dividend Fund JNL Variable Fund LLC	JNL/S&P Dividend Income & Growth Fund JNL Series Trust

PLAN OF REORGANIZATION

JNL SERIES TRUST
JNL/M&G GLOBAL LEADERS FUND
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND

This Plan of Reorganization has been entered into on September 13, 2013, by JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/M&G GLOBAL LEADERS FUND (the “M&G Fund”, or the “Acquired Fund”) and JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND (the “Franklin Templeton Fund”, or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that the transaction described herein is fair and reasonable, that participation in the transaction described herein is in the best interests of the Acquired Funds, and that the interests of the existing shareholders of both the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transactions described herein;

WHEREAS Article IV, Section 3 of the Trust's Declaration of Trust, dated June 1, 1994 (the “Declaration of Trust”), authorizes the Board of Trustees to direct the management of the business and affairs of the Trust; and

WHEREAS the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the corresponding Acquiring Fund as set forth in Schedule A herein, subject to the approval of the shareholders of the Acquired Fund;

NOW, THEREFORE, all the assets, liabilities and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that such transaction shall not occur unless and until this Plan of Reorganization shall have first been approved by a majority of the outstanding voting securities of the Acquired Fund as provided in Section 2(a)(42) of the 1940 Act:

1.
The Closing Date shall be September 13, 2013, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of either class of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;

2.
On or before the Closing Date, and before effecting the reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that:

a.
such transaction will qualify as a “reorganization” (as defined in Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (“Code”)), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code); the Acquired Fund will recognize no gain or loss on the transfer of the assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the liabilities or on the subsequent distribution of those Acquiring Fund shares to the Acquired Fund shareholders in exchange for their Acquired Fund shares; the Acquiring Fund will recognize no gain or loss on its receipt of the assets in exchange solely for Acquiring Fund Shares and its assumption of the related liabilities; the Acquiring Fund’s basis in each asset will be the same as the Acquired Fund’s basis therein immediately before the reorganization transaction, and the Acquiring Fund’s holding period for for each asset will include the Acquired Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); an Acquired Fund shareholder will recognize no gain or loss on the exchange of all its Acquired Fund shares solely for Acquiring Fund shares pursuant to the reorganization transaction; and an Acquired Fund shareholder’s aggregate basis in the Acquiring Fund shares it receives in the reorganization transaction will be the same as the aggregate basis in its Acquired Fund shares it actually or constructively surrenders in exchange for those Acquiring Fund shares, and its holding period for those Acquiring Fund shares will include, in each instance, its holding period for those Acquired Fund shares, provided the Acquired Fund shareholder holds those Acquired Fund shares as capital assets at the Closing Date; and

b.
the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.

3.
In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund.  Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.

4.
For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.

5.
Upon completion of the foregoing transactions, the Acquired Fund shall be terminated and no further shares shall be issued by them. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the the Board of Trustees.  The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.

6.
The costs and expenses of these transactions, including the preparation, filing, printing and mailing of proxy solicitation material, disclosure documents and related legal fees, except legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion referred to in paragraph 2.a. above, shall be borne by Jackson National Asset Management, LLC.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, JNL Series Trust, on behalf of the JNL/M&G Global Leaders Fund and JNL/Franklin Templeton Global Growth Fund has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:  [NAME, TITLE]

Attest: [NAME, TITLE]

SCHEDULE A

ACQUIRED FUND/ENTITY	ACQUIRING FUNDS/ENTITY
JNL/M&G Global Leaders Fund JNL Series Trust	JNL/Franklin Templeton Global Growth Fund JNL Series Trust

APPENDIX B

More Information on Strategies and Risk Factors

JNL/Franklin Templeton Global Growth Fund
Class A and B

Principal Investment Strategies.  Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.

An equity security or stock, represents a proportionate share of ownership of a company; its value is based on the success of the company’s business, any income paid to shareholders, the value of its assets, and general market conditions.  Common stocks, preferred stocks and convertible securities are examples of equity securities.  Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).  The Fund also invests in depositary receipts.  These are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

In addition to the Fund’s main investments, depending upon current market conditions, the Fund may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.  Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally to pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  In order to increase income to the Fund, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers.  Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy to enhance its returns.  No more than 5% of the Fund’s total assets may be invested in, or exposed to, options and swap agreements (as measured at the time of investment).  With derivatives, the sub-adviser attempts to predict whether an underlying investment will increase or decrease in value at some future time.  The sub-adviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.

When choosing equity investments for this Fund, the sub-adviser applies a “bottom up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the Sub-Adviser’s evaluation of the company’s long-term earnings, asset value and cash flow potential.  The sub-adviser also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the sub-adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Credit risk
•	Depositary receipts risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Interest rate risk
•	Investment style risk
•	Managed portfolio risk

•	Market risk

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus.  These certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.  These securities and techniques may subject the Fund to additional risks.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Counterparty and settlement risk
•	Currency risk
•	Interest rate risk
•	Leverage risk
•	Temporary defensive positions and large cash positions risk
•	U.S. Government securities risk

In addition, the performance of the Fund depends on the sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

JNL/S&P Dividend Income & Growth Fund
Class A and B

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 30 companies, determined by the criteria below, that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three companies with the highest Dividend Yield, determined by the criteria below, are selected from each of 10 economic sectors in the S&P 500.

The 30 companies, which must all be included in the S&P 500, are selected each Stock Selection Date on or about December 1 of each year.  The sub-advisers generally use a buy and hold strategy, identify trades only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The sub-advisers may also recommend trades for mergers if the original stock is not the surviving company.

The 30 companies are chosen on each Stock Selection Date, as follows:

•
First, from the companies included in the S&P 500 Index, SPIAS selects stocks with an S&P Capital  IQ Quality Rank of B+ or better and an S&P Credit Rating of BBB+ or better.  If a minimum of three stocks does not pass the screens in a particular sector, the S&P Credit Rating hurdle will be lowered until a minimum of three stocks qualifies.  If a minimum of three stocks still does not pass the screens in a particular sector, the S&P Capital  IQ Quality Rank hurdle will be lowered until a minimum of three stocks qualifies, and then

•	SPIAS selects from each of ten economic sectors in the S&P 500 the three companies with the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the sub-adviser makes new purchases and sales of common stocks of the 30 selected companies in approximately the same proportion that such stocks are then held in the Fund determined based on market value.

Companies, which as of the Stock Selection Date, S&P has announced will be removed from the S&P 500, will be removed from the universe of securities from which the Fund stocks are selected.

Certain provisions of the 1940 Act, and other U.S. “Federal Securities Laws” may limit the ability of the Fund to invest more than 5% of the Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  The 1940 Act and other Federal Securities Laws may also limit or prohibit the Funds from making certain investments.  If a Securities Related Company is selected by the strategy described above, the sub-advisers may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions.  Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities or other permissible investments.

Certain provisions of the 1940 Act limit the ability of the Fund to invest more than 25% of the Fund’s total assets in a particular industry (“25% limitation”).  If a security is selected which would cause the Fund to exceed the 25% limitation, the sub-adviser may depart from the Fund’s investment strategy only to the extent necessary to maintain compliance with the 25% limitation.  Any amount that cannot be allocated to a particular industry because of the 25% limitation will be allocated among the remaining portfolio securities.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the sub-adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Limited management, trading cost and rebalance risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk
•	Regulatory investment limits risk

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Fund may also invest to some degree in money market instruments.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Liquidity risk
•	Temporary defensive positions and large cash positions risk

In addition, the performance of the Fund depends on the sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

JNL/M&G Global Leaders Fund
Class A and B

Principal Investment Strategies.  The Fund seeks to invest in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.  The Fund has a clearly defined active investment approach, focused exclusively on individual stock selection decisions and driven by fundamental company analysis.  The investment strategy of the Fund is to identify those companies and stocks that represent the best investments from the global universe of companies in all sectors, countries and size ranges.  Companies are identified by the sub-adviser using a comprehensive research process and the full range of the sub-adviser’s equity expertise. The sub-adviser selects the companies to include in the portfolio, supported by a risk management process designed to ensure the appropriate risks are being taken by the Fund.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the sub-adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Currency risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk
•	Non-diversification risk

There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  The SAI has more information about the Fund’s authorized investments and strategies, as well as the risks and restrictions that may apply to it.  Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Emerging markets risk
•	Market risk
•	Temporary defensive positions and large cash positions risk

In addition, the performance of the Fund depends on the sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

JNL/Mellon Capital DowSM Dividend Fund
Class A and B

Principal Investment Strategies.  The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book.  The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year.  The sub-adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

The 25 companies are chosen on each Stock Selection Date as follows:

•
Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the sub-adviser selects only those stocks having at least $11 million of average daily dollar trading volume as of December 31, 2006. This dollar trading volume requirement will be increased by 10% annually.

•	Next, the sub-adviser ranks the remaining stocks by the following two factors:

•	Greatest one year change in return on assets. An increase in return on assets generally indicates improving business fundamentals;
•	Lowest price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value; and

•	The sub-adviser then selects an approximately equal-weighted portfolio of the 25 companies with the best overall ranking on the above two factors for the Dow Dividend Fund.

Companies which, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Between Stock Selection Dates, when cash inflows and outflows require, the sub-adviser makes new purchases and sales of common stocks of the 25 selected companies in approximately the same proportion that such stocks are then held in the Dow Dividend Fund (determined based on market value).

Certain provisions of the 1940 Act, limit the ability of the Dow Dividend Fund to invest more than 5% of the Dow Dividend Fund’s total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (“Securities Related Companies”).  If a Securities Related Company is selected by the strategy described above, the sub-adviser may depart from the Dow Dividend Fund’s investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities.  In addition, certain provisions of the 1940 Act and the Internal Revenue Code of 1986 may limit the ability of the Fund to invest in certain securities in excess of certain percentage limitations. Any amount that cannot be allocated due to these limitations will be allocated among the remaining portfolio securities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the sub-adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective. A variety of specific factors may influence its investment performance, such as the following:

•	Foreign regulatory risk
•	Limited management, trading cost and rebalance risk
•	Market risk

•	Non-diversification risk

There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  To effectively manage cash inflows and outflows, the Dow Dividend Fund may maintain a cash position of up to 5% of net assets under normal circumstances primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund and investments in other investment companies (such as exchange traded funds) to the extent permitted under the 1940 Act.  The Dow Dividend Fund may also invest to some degree in money market instruments.

The performance of the Dow Dividend Fund depends on the sub-adviser’s ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

In addition, the performance of the Fund depends on the sub-adviser’s abilities to effectively implement the investment strategies of the Fund.

There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Accounting risk
•	Company risk
•	Industry concentration risk
•	Investment strategy risk
•	License termination risk
•	Liquidity risk
•	Utility industry concentration risk

Glossary of Risks

Accounting risk – The Fund makes investment decisions in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.  For example, poor earnings performance of a company may result in a decline in its stock price.

Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

Counterparty and settlement risk – Trading options, futures contracts , swaps, and other derivative financial instruments entails credit risk on the counterparties. Such instruments are not afforded the same protections as may apply to trading futures , options , swaps, and other derivatives instruments on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  This risk may be heightened during volatile market conditions.  Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries thus increasing the risks.

Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit ratings may reflect the varying degrees of risk.  Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest

Currency risk – Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.  The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions.

Depositary receipts risk – Investments in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) are subject to certain risks.  ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  EDRs and GDRs typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation.  Depositary receipts may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and un-sponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program.  To the extent the Fund invests in depositary receipts of an un-sponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.  Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  There may be government policies that restrict investment by foreigners, and a higher risk of a government taking private property.  Low or nonexistent trading volume in securities of issuers may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to greater risk of adverse changes in earnings and business prospects than are companies in developed markets.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

Foreign securities risk – These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments. In addition, there may be less publicly available information and more volatile or less liquid markets. Investments in foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular.

Industry concentration risk – Companies within an industry are often faced with the same economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry, and their common stock may react similarly and move in unison to these and other market conditions.  As a result, stocks within a certain industry in which the Fund invests may be more volatile, and carry greater risk of adverse developments affecting many of the Fund’s holdings, than a mixture of stocks of companies from a wide variety of industries.

Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Conversely, as interest rates decrease, the prices of fixed income securities tend to increase.  In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments.  However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in the Fund’s value.  In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in the Fund’s value.  Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

The Fund may also maintain investments in equity securities of companies whose values are sensitive to interest rate changes such as utilities and real estate securities.

Investment strategy risk – The Adviser or sub-adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser or sub-adviser in using these investment strategies may not produce the returns expected by the Adviser or sub-adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Investment style risk – The returns from a certain investment style may trail returns from the overall stock market.   For example, value funds typically emphasize stocks whose prices are below-average in comparison to earnings and book value, although they may yield above-average dividends.  A value stock may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. As another example, g rowth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings.  Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met their valuations may return to more typical norms, causing their stock prices to fall.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Leverage risk  – Certain transactions, such as reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.  To minimize these risks, the Funds attempt to segregate (cover) liquid assets sufficient to cover the value of such transactions.  Such coverage techniques may not always be successful and the Funds could lose money.

License termination risk – The Fund relies on licenses from a third party that permit the use of the intellectual property of such party in connection with its name and/or investment strategies.  The license may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.  Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – The Fund’s strategy of investing according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year.  As compared to other mutual funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns.  The strategy may also prevent taking advantage of trading opportunities available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  Small capitalization companies and companies domiciled in emerging markets pose greater liquidity and volatility risks of price fluctuations.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline for a period of time. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective, or may negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the manager of the Fund.  There is no guarantee that the investment objective of the Fund will be achieved.

Market risk – Stock market risk refers to the fact that stock (equities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general.  Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline.  A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.  Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk.  Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due.  Bond value typically declines if the issuer’s credit quality deteriorates.  Interest rate risk is the risk that interest rates will rise and the value of bonds will fall.  A broad-based market drop may also cause a bond’s price to fall.

Securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions, or particular industries represented in the securities markets, such as competitive conditions.  In addition, the markets may not favor a particular kind of security, such as dividend-paying securities, and may not favor equities or bonds at all.

Non-diversification risk – The Fund is “non-diversified.” As such, the Fund may invest in a limited number of issuers. Under a definition provided by the Investment Company Act of 1940, as amended (the “1940 Act”), non-diversified funds may invest in fewer securities, or in larger proportions of the securities of single companies or industries. If these securities were to decline in value, there could be a substantial loss of the investment. In addition, because of the investment strategies, the Fund may hold a smaller number of issuers than if it were “diversified.”  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

Regulatory investment limits risk – The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities.  These limits may be Fund specific or they may apply to the Adviser and/or it sub-advisers.  As a result of these regulatory limitations under the Federal Securities Laws, and the asset management and financial industry business activities of the Adviser and the sub-advisers and their affiliates, the Adviser, sub-advisers, and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser, the sub-advisers, and the Funds may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements.  The Federal Securities Laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and sub-adviser transitions, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association (“Fannie Mae”); (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Although many types of U.S. Government Securities may be purchased by the Funds, such as those issued by the Fannie Mae, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the holder of the securities of such issuer might not be able to recover its investment from the U.S. Government.  In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed into conservatorship under FHFA. The ongoing effect that this conservatorship will continue to have on the entities’ debt and equities and on securities guaranteed by the entities is unclear.  No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.  In addition, new accounting standards and future Congressional action may affect the value of FNMA and FHLMC debt.

Through the second quarter of 2012, the Fannie Mae and Freddie Mac required U.S. Treasury support through draws under preferred stock purchase agreements.  However, they have repaid some of that amount in dividends.  Both Fannie Mae and Freddie Mac ended the second quarter of 2012 with positive net worth, and as a result, neither required a draw from the U.S. Treasury.  The ultimate survivorship of Fannie Mae and Freddie Mac remains unclear.

Utilities risk - Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. The continually changing regulatory environment, at both the state and federal level, has led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. Companies in the utilities industry may: (1) be subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during periods of inflation; (2) face restrictions on operations and increased costs due to environmental and safety regulations, including increased fuel costs; (3) find that existing plants and equipment or products have been rendered obsolete by technical innovations; (4) confront challenging environmental conditions, including natural or man-made disasters; (5) tackle difficulties of the capital markets in absorbing utility debt and equity securities; (6) incur risks associated with the operation of nuclear power plants; and (7) face the effects of energy conservation and other factors affecting the level of demand for services.  Government regulators monitor nad control utility revenues and costs, and therefore may limit utility profits.  The deregulation of certain utility companies may eliminate restrictions on profits, but may also subject these companies to greater risks of loss.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

Because the shares of the Funds are sold only to the Insurance Companies, certain Funds of the Trust and certain investment companies managed by affiliates of the Adviser organized as fund-of-funds, and certain qualified and nonqualified retirement plans, the Insurance Companies, through its Separate Accounts which hold shares in the Trust and the Fund LLC as funding vehicles for the Contracts, is the owner of record of substantially all of the shares of the Trust and the Fund LLC.  In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes.  The table below shows the number of outstanding shares of the Acquired Funds as of the Record Date that are entitled to vote at the Meeting.

As of the Record Date of July 12, 2013, to the Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the Class A or Class B shares of the JNL/M&G Global Leaders Fund.

Shareholder’s or Contract owner’s Name/Address	Percent Beneficial Ownership of Shares of the Fund	Percent Beneficial Ownership of Shares of the Combined Fund (assuming the Reorganizations occur)
Jackson National Life Insurance Company Seed Money 1 Corporate Way Lansing, Michigan 48951	12.71% 546,405.369 Class A Shares	0.68%
Jackson National Life Insurance Company Seed Money 1 Corporate Way Lansing, Michigan 48951	85.71% 11,220.825 Class B Shares	20.84%

As of the Record Date of July 12, 2013, to the Trust’s knowledge, no persons owned beneficially or of record 5% or more of the Class A or Class B shares of the JNL/Mellon Capital DowSM Dividend Fund.

STATEMENT OF ADDITIONAL INFORMATION

July 15, 2013

JNL SERIES TRUST

JNL/M&G Global Leaders Fund
(a series of JNL Series Trust)
JNL/Mellon Capital Dow DividendSM Fund
(a portfolio of JNL Variable Fund LLC)
(each, an “Acquired Fund” and together, the “Acquired Funds”)

AND

JNL/Franklin Templeton Global Growth Fund
(a series of JNL Series Trust)
JNL/S&P Dividend Income & Growth Fund
(a series of JNL Series Trust)
(each, an “Acquiring Fund” and together, the “Acquiring Funds”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/M&G Global Leaders Fund	JNL/Franklin Templeton Global Growth Fund
JNL/Mellon Capital DowSM Dividend Fund	JNL/S&P Dividend Income & Growth Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Fund into the corresponding Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the corresponding Acquired Fund’s liabilities (the “Reorganizations”).  This SAI is available to separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to an Acquired Fund and to other shareholders of the Acquired Funds as of March 31, 2013.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)           The Acquiring Funds’ and JNL/M&G Global Leaders Fund’s Statement of Additional Information dated April 29, 2013, as supplemented (File Nos. 033-87244 and 811-8894);

(2)           The JNL/Mellon Capital DowSM Dividend Fund’s Statement of Additional Information dated April 29, 2013, as supplemented (File Nos. 333-68105 and 811-09121);

(3)           The Annual Report to Shareholders of the Acquiring Funds and JNL/M&G Global Leaders Fund for the fiscal year ended December 31, 2012 (File Nos. 033-87244 and 811-8894);

(4)           The Annual Report to Shareholders of the JNL/Mellon Capital DowSM Dividend Fund for the fiscal year ended December 31, 2012 (File Nos. 333-68105 and 811-09121);

This SAI is not a prospectus.  A Combined Proxy Statement and Prospectus dated July 15, 2013 relating to the Reorganizations (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1 Corporate Way, Lansing, Michigan 48951or calling (517) 381-5500.  This SAI should be read in conjunction with the Proxy Statement/Prospectus.

PRO FORMA FINANCIAL INFORMATION

JNL/M&G Global Leaders Fund merging into JNL/Franklin Templeton Global Growth Fund

In accordance with the instructions to the Form N-14 proxy statement and prospectus, pro forma financial information for JNL/M&G Global Leaders Fund (“M&G Fund”) and JNL/Franklin Templeton Global Growth Fund (“Franklin Templeton Fund”) after giving effect to the proposed Reorganization are not required to be included in this SAI because the net assets of M&G Fund within 30 days prior to date of filing of the proxy statement and prospectus for the proposed Reorganization are less than 10 percent of the net assets of Franklin Templeton Fund.

JNL/Mellon Capital DowSM Dividend Fund merging into JNL/S&P Dividend Income & Growth Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual reports of JNL/Mellon Capital DowSM Dividend Fund and JNL/S&P Dividend Income & Growth Fund dated December 31, 2012. All of the shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended December 31, 2012 is intended to present supplemental data as if the proposed Reorganization of JNL/Mellon Capital DowSM Dividend Fund (the “Acquired Fund”) into JNL/S&P Dividend Income & Growth Fund (the “Acquiring Fund”) (collectively, the “Funds”) had occurred as of January 1, 2012. The Reorganization is intended to consolidate the Acquired Fund with a similar fund advised by Jackson National Asset Management LLC (“JNAM” or “Funds Management”). The Acquiring Fund is advised by JNAM and sub-advised by Standard & Poor’s Investment Advisory Services, LLC and Mellon Capital Management Corporation.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in a tax-free exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, Class A and Class B shareholders of the Acquired Fund would become shareholders of Class A and Class B, respectively, of the Acquiring Fund.

Whether or not the Reorganization is consummated, all expenses incurred by the Acquired Fund and Acquiring Fund in connection with the Reorganization (including the cost of any proxy soliciting agents, except legal fees incurred in connection with the analysis under the Code of the taxability of this transaction and the preparation of the tax opinion) will be borne by Funds Management. The expenses to be borne by Funds Management do not include any brokerage or other transaction expenses incurred by the Funds in connection with the Reorganization, which will remain the responsibility of the Funds.

It is not anticipated that the securities of the combined portfolio will be sold in material amounts following the consummation of the Merger in order to comply with the policies and investment practices of Acquiring Fund.

The Funds have the same adviser, administrator, distributor, fund accounting agent and custodian. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of December 31, 2012, the net assets of the Acquired Fund and the Acquiring Fund were $387,085,562 and $1,267,550,559, respectively. The net assets of the pro forma combined fund as of December 31, 2012 would have been $1,654,636,121 had the Reorganization occurred on that date.

On a pro forma basis for the twelve months ended December 31, 2012, the proposed Reorganization would result in an increase of $204,942 in advisory fees, a decrease of $178,518 in administration fees and a decrease of $80,345 in other operating expenses had the Reorganization occurred on January 1, 2012.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

The proposed Reorganization is expected to be tax-free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or its shareholders as a result of the Reorganization. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

If the Reorganization is consummated, the combined Acquiring Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, the Acquired Fund and Acquiring Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies. Accordingly, no provision for federal income taxes is required.

As of December 31, 2012, the Acquired Fund and the Acquiring Fund had estimated net capital loss carryforwards, which are available to offset future, realized capital gains expiring as follows:

	2017	2018
Acquired Fund	$161,914,082	$8,762,592
Acquiring Fund	$0	$0

Under the Regulated Investment Company Modernization Act of 2010, the Acquiring Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET
Log on to:
www.proxy-direct.com
or scan the QR code
Follow the on-screen instructions
available 24 hours

VOTE BY PHONE
Call 1-800-337-3503
Follow the recorded instructions
available 24 hours

VOTE BY MAIL
Vote, sign and date this Proxy
Card and return in the
postage-paid envelope

VOTE

VOTE IN PERSON
Attend Shareholder Meeting
1 Corporate Way
Lansing, MI
on August 27, 2013

Please detach at perforation before mailing.

PROXY CARD — **JNL/M&G GLOBAL LEADERS FUND OF THE JNL SERIES TRUST** — **PROXY CARD**

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES
MEETING OF SHAREHOLDERS – AUGUST 27, 2013

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Meeting of Shareholders of the JNL/M&G Global Leaders Fund of the JNL Series Trust (the "Fund") to be held at 1 Corporate Way, Lansing, Michigan, on Tuesday, August 27, 2013 at 9:00 a.m. (Eastern time) (the "Meeting") and at any and all adjournments thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 18011, Hauppauge, NY 11788-8811, or by voting at the Meeting.

This proxy also grants discretionary power to vote upon such other business as may properly come before the meeting.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-800-337-3503

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature

Additional Signature (if held jointly)

Date

GLF_24781_081713

PLEASE BE SURE TO SIGN AND DATE THIS PROXY AND MARK IT ON THE REVERSE SIDE

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the Meeting of Shareholders of the JNL/M&G Global Leaders Fund of the JNL Series Trust To Be Held on August 27, 2013

The Proxy Statement for the Meeting and the accompanying Notice of Meeting of Shareholders and the proxy card are available on the following website at www.proxy-direct.com/jac-24781.

Please detach at perforation before mailing.

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE PLAN OF REORGANIZATION.

EVERY VOTE IS IMPORTANT! PLEASE VOTE USING ONE OF THE AVAILABLE OPTIONS!

GLF_24781_061713

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET
Log on to:
www.proxy-direct.com
or scan the QR code
Follow the on-screen instructions
available 24 hours

VOTE BY PHONE
Call 1-800-337-3503
Follow the recorded instructions
available 24 hours

VOTE BY MAIL
Vote, sign and date this Proxy Card and return in the postage-paid envelope

VOTE

VOTE IN PERSON
Attend Member Meeting
1 Corporate Way
Lansing, MI
on August 27, 2013

Please detach at perforation before mailing.

PROXY CARD | **JNL/MELLON CAPITAL DOW℠ DIVIDEND FUND OF JNL VARIABLE FUND LLC** | **PROXY CARD**

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF MANAGERS
MEETING OF MEMBERS – AUGUST 27, 2013

The undersigned shareholder hereby appoints Susan S. Rhee and Kelly L. Crosser as proxies of the undersigned, with full power of substitution to each, and hereby authorizes each of them to represent the undersigned and to vote at the Meeting of Members of the JNL/Mellon Capital Dow℠ Dividend Fund of the JNL Variable Fund LLC (the "Fund") to be held at 1 Corporate Way, Lansing, Michigan, on Tuesday, August 27, 2013 at 9:00 a.m. (Eastern time) (the "Meeting") and at any and all adjournments thereof, all shares of the Fund which the undersigned would be entitled to vote if personally present, in accordance with the following instructions. The undersigned hereby revokes any and all proxies with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. This proxy may be revoked at any time prior to its exercise at the Meeting by execution of a subsequent proxy card, by written notice to the Fund, c/o Proxy Tabulator, P.O. Box 18011, Hauppauge, NY 11788-8811, or by voting at the Meeting.

This proxy also grants discretionary power to vote upon such other business as may properly come before the meeting.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-800-337-3503

Note: Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature

Additional Signature (if held jointly)

Date

CDD_24781_061413

PLEASE BE SURE TO SIGN AND DATE THIS PROXY AND MARK IT ON THE REVERSE SIDE

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the Meeting of Members of the JNL/Mellon Capital Dow[SM] Dividend Fund of the JNL Variable Fund LLC To Be Held on August 27, 2013

The Proxy Statement for the Meeting and the accompanying Notice of Meeting of Members and the proxy card are available on the following website at www.proxy-direct.com/jac-24781.

Please detach at perforation before mailing.

PLEASE MARK, SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ■

THE BOARD OF MANAGERS RECOMMENDS A VOTE "FOR" THE PLAN OF REORGANIZATION.

EVERY VOTE IS IMPORTANT! PLEASE VOTE USING ONE OF THE AVAILABLE OPTIONS!

CDD_24781_061713

EVERY CONTRACT OWNER'S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET
Log on to:
www.proxy-direct.com
or scan the QR code
Follow the on-screen instructions
available 24 hours

VOTE BY PHONE
Call 1-866-298-8476
Follow the recorded instructions
available 24 hours

VOTE BY MAIL
Vote, sign and date this
Voting Instruction Card
and return in the
postage-paid envelope

VOTE

VOTE IN PERSON
Attend Shareholder Meeting
1 Corporate Way
Lansing, MI
on August 27, 2013

Please detach at perforation before mailing.

JNL/M&G GLOBAL LEADERS FUND OF THE JNL SERIES TRUST
THESE INSTRUCTIONS ARE SOLICITED ON BEHALF OF JACKSON NATIONAL LIFE INSURANCE COMPANY
AND JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
MEETING OF SHAREHOLDERS – AUGUST 27, 2013

[INSURANCE COMPANY NAME DROP-IN]

The undersigned hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York to vote all shares of the JNL/M&G Global Leaders Fund of the JNL Series Trust (the "Fund") attributable to his or her variable annuity or variable life insurance contract ("Variable Contract") at the Meeting of Shareholders to be held at 1 Corporate Way, Lansing, Michigan, on Tuesday, August 27, 2013 at 9:00 a.m. (Eastern time) (the "Meeting") and at any and all adjournments thereof, in accordance with the following instructions. The undersigned hereby revokes any and all voting instruction with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. These voting instructions may be revoked at any time prior to August 21, 2013 by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 18011, Hauppauge, NY 11788-8811.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV, and/or V and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Account I, JNLNY Separate Account II and JNLNY Separate Account IV.
The Company that issued your Variable Contract will vote the shares related thereto as instructed. Unless indicated to the contrary, this voting instruction card shall be deemed to be instructions to vote "FOR" the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-866-298-8476

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. If Variable Contract is held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature

Additional Signature (if held jointly)

Date

GLF_24781_VI_071013

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION AND MARK IT ON THE REVERSE SIDE

EVERY CONTRACT OWNER'S VOTE IS IMPORTANT!

Important Notice Regarding the Availability of Proxy Materials for the Meeting of Shareholders of the JNL/M&G Global Leaders Fund of the JNL Series Trust To Be Held on August 27, 2013

The Proxy Statement for the Meeting and the accompanying Notice of Meeting of Shareholders and the voting instruction card are available on the following website at www.proxy-direct.com/jac-24781.

Please detach at perforation before mailing.

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ■

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE PLAN OF REORGANIZATION.

EVERY VOTE IS IMPORTANT! PLEASE VOTE USING ONE OF THE AVAILABLE OPTIONS!

GLF_24781_VI_071013

EVERY CONTRACT OWNER'S VOTE IS IMPORTANT!

EASY VOTING OPTIONS:

VOTE ON THE INTERNET
Log on to:
www.proxy-direct.com
or scan the QR code
Follow the on-screen instructions
available 24 hours

VOTE BY PHONE
Call 1-866-298-8476
Follow the recorded instructions
available 24 hours

Mail

VOTE BY MAIL
Vote, sign and date this
Voting Instruction Card
and return in the
postage-paid envelope

VOTE

VOTE IN PERSON
Attend Member Meeting
1 Corporate Way
Lansing, MI
on August 27, 2013

Please detach at perforation before mailing.

JNL/MELLON CAPITAL DOW℠ DIVIDEND FUND OF JNL VARIABLE FUND LLC
THESE INSTRUCTIONS ARE SOLICITED ON BEHALF OF JACKSON NATIONAL LIFE INSURANCE COMPANY AND JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
MEETING OF MEMBERS – AUGUST 27, 2013

[INSURANCE COMPANY NAME DROP-IN]

The undersigned hereby instructs Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York to vote all shares of the JNL/Mellon Capital Dow℠ Dividend Fund of the JNL Variable Fund LLC (the "Fund") attributable to his or her variable annuity or variable life insurance contract ("Variable Contract") at the Meeting of Members to be held at 1 Corporate Way, Lansing, Michigan, on Tuesday, August 27, 2013 at 9:00 a.m. (Eastern time) (the "Meeting") and at any and all adjournments thereof, in accordance with the following instructions. The undersigned hereby revokes any and all voting instruction with respect to such shares previously given by the undersigned. The undersigned acknowledges receipt of the Proxy Statement relating to the Meeting. These voting instructions may be revoked at any time prior to August 21, 2013 by execution of subsequent voting instructions, c/o Proxy Tabulator, P.O. Box 18011, Hauppauge, NY 11788-8811.

These voting instructions are being solicited by Jackson National Life Insurance Company, on behalf of its Jackson National Separate Accounts I, III, IV, and/or V and by Jackson National Life Insurance Company of New York, on behalf of its JNLNY Separate Account I, JNLNY Separate Account II and JNLNY Separate Account IV.
The Company that issued your Variable Contract will vote the shares related thereto as instructed. Unless indicated to the contrary, this voting instruction card shall be deemed to be instructions to vote "FOR" the proposal specified on the reverse side. This voting instruction card also grants discretionary power to vote upon such other business as may properly come before the meeting.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-866-298-8476

Note: Please sign exactly as your name(s) appear(s) on this voting instruction card, and date it. If Variable Contract is held jointly, each holder should sign. When signing in a representative capacity, please give title.

Signature

Additional Signature (if held jointly)

Date

CDD_24781_VI_071013

PLEASE BE SURE TO SIGN AND DATE THIS VOTING INSTRUCTION AND MARK IT ON THE REVERSE SIDE

EVERY CONTRACT OWNER'S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the Meeting of Members of the JNL/Mellon Capital Dow℠ Dividend Fund of the JNL Variable Fund LLC To Be Held on August 27, 2013

The Proxy Statement for the Meeting and the accompanying Notice of Meeting of Members and the voting instruction card are available on the following website at www.proxy-direct.com/jac-24781.

Please detach at perforation before mailing.

PLEASE MARK, SIGN AND DATE THIS VOTING INSTRUCTION CARD AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ■

THE BOARD OF MANAGERS RECOMMENDS A VOTE "FOR" THE PLAN OF REORGANIZATION.

EVERY VOTE IS IMPORTANT! PLEASE VOTE USING ONE OF THE AVAILABLE OPTIONS!

CDD_24781_VI_071013